Schedule of Investments(a)
Invesco Dynamic Market ETF (PWC)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-10.66%
Alphabet, Inc., Class A(b)	1,622	$4,389,246
Charter Communications, Inc., Class A(b)	7,103	4,214,494
EchoStar Corp., Class A(b)	46,558	1,102,959
Fox Corp., Class A	35,009	1,421,715
Interpublic Group of Cos., Inc. (The)	39,517	1,404,434
		12,532,848
Consumer Discretionary-14.59%
Boot Barn Holdings, Inc.(b)	4,353	400,345
Choice Hotels International, Inc.	3,781	542,195
Crocs, Inc.(b)	3,238	332,284
Dillard’s, Inc., Class A(c)	1,562	396,311
Everi Holdings, Inc.(b)	25,781	509,690
H&R Block, Inc.(c)	22,523	514,876
Home Depot, Inc. (The)	8,112	2,976,942
Houghton Mifflin Harcourt Co.(b)(c)	34,579	622,768
Lowe’s Cos., Inc.	13,141	3,119,016
Macy’s, Inc.(c)	16,834	430,950
MercadoLibre, Inc. (Argentina)(b)	2,522	2,855,055
Murphy USA, Inc.	3,098	609,253
O’Reilly Automotive, Inc.(b)	5,180	3,376,065
Skyline Champion Corp.(b)	7,037	473,872
		17,159,622
Consumer Staples-6.21%
Albertsons Cos., Inc., Class A	10,090	284,034
Altria Group, Inc.	58,093	2,955,772
Bunge Ltd.	3,875	383,082
Costco Wholesale Corp.	4,736	2,392,296
Coty, Inc., Class A(b)	35,547	301,439
Ingles Markets, Inc., Class A	4,565	351,185
Sanderson Farms, Inc.	1,942	357,328
United Natural Foods, Inc.(b)	7,009	271,809
		7,296,945
Energy-3.27%
Comstock Resources, Inc.(b)(c)	32,941	256,281
Energy Transfer L.P.	146,405	1,401,096
NuStar Energy L.P.	18,050	302,879
ONEOK, Inc.	20,847	1,264,996
Plains GP Holdings L.P., Class A	26,856	309,649
Sunoco L.P.	6,944	311,994
		3,846,895
Financials-11.70%
American Financial Group, Inc.	2,669	347,717
Blackstone, Inc., Class A	11,994	1,582,848
Brighthouse Financial, Inc.(b)	7,010	381,694
Capital One Financial Corp.	11,304	1,658,636
Carlyle Group, Inc. (The)	30,108	1,537,013
Citigroup, Inc.	25,833	1,682,245
Customers Bancorp, Inc.(b)	6,466	376,968
First Bancorp	25,594	372,393
Genworth Financial, Inc., Class A(b)	90,513	353,001
Hilltop Holdings, Inc.	10,092	333,339
MetLife, Inc.	27,705	1,857,897
Moelis & Co., Class A	5,561	314,030
Stewart Information Services Corp.	4,740	338,578
Synchrony Financial	35,818	1,525,489
UMB Financial Corp.	3,461	340,735
	Shares	Value
Financials-(continued)
Umpqua Holdings Corp.	18,630	$377,816
Zions Bancorporation N.A.	5,602	379,928
		13,760,327
Health Care-11.54%
agilon health, inc.(b)(c)	19,227	318,784
Alignment Healthcare, Inc.(b)(c)	21,522	163,567
Arvinas, Inc.(b)(c)	5,405	386,403
Doximity, Inc., Class A(b)(c)	7,540	343,598
Dynavax Technologies Corp.(b)(c)	27,386	355,196
Fulgent Genetics, Inc.(b)(c)	4,853	309,961
Moderna, Inc.(b)(c)	10,108	1,711,588
Molina Healthcare, Inc.(b)	9,434	2,740,388
Myovant Sciences Ltd.(b)(c)	23,060	301,164
Organon & Co.	14,074	449,101
Privia Health Group, Inc.(b)(c)	15,909	338,544
Regeneron Pharmaceuticals, Inc.(b)	4,439	2,701,531
Tenet Healthcare Corp.(b)	5,670	420,260
Vericel Corp.(b)(c)	10,979	390,633
Waters Corp.(b)	8,247	2,640,030
		13,570,748
Industrials-8.83%
Atlas Air Worldwide Holdings, Inc.(b)(c)	4,741	380,844
Encore Wire Corp.	2,978	335,591
Expeditors International of Washington, Inc.	20,997	2,403,736
Golden Ocean Group Ltd. (Norway)(c)	54,925	497,071
Matson, Inc.	4,957	484,101
MYR Group, Inc.(b)	3,702	348,099
Old Dominion Freight Line, Inc.	7,706	2,326,673
Ryder System, Inc.	5,109	373,928
Textron, Inc.	35,610	2,423,617
Veritiv Corp.(b)	3,141	292,364
ZIM Integrated Shipping Services Ltd. (Israel)	7,699	513,677
		10,379,701
Information Technology-27.99%
Arrow Electronics, Inc.(b)	8,110	1,005,640
Camtek Ltd. (Israel)(b)	22,525	837,254
EPAM Systems, Inc.(b)	8,670	4,128,134
ExlService Holdings, Inc.(b)	7,723	930,776
Fortinet, Inc.(b)	16,096	4,784,375
Gartner, Inc.(b)	3,223	947,207
Jabil, Inc.	16,663	1,024,608
Kulicke & Soffa Industries, Inc. (Singapore)(c)	17,372	950,075
Manhattan Associates, Inc.(b)	6,261	838,160
Microsoft Corp.	15,669	4,872,746
Motorola Solutions, Inc.	20,830	4,831,310
Oracle Corp.	56,279	4,567,604
Perficient, Inc.(b)	7,475	783,530
Sprout Social, Inc., Class A(b)	9,472	652,147
Synaptics, Inc.(b)	3,778	794,702
TD SYNNEX Corp.	9,200	962,044
		32,910,312
Materials-2.56%
Louisiana-Pacific Corp.	4,908	326,087
Nucor Corp.	20,727	2,101,718
Steel Dynamics, Inc.	5,286	293,479
United States Steel Corp.	13,858	287,138
		3,008,422
Utilities-2.65%
Exelon Corp.	37,802	2,190,626
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Market ETF (PWC)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
National Fuel Gas Co.	7,300	$443,329
NRG Energy, Inc.	11,962	477,643
		3,111,598
Total Common Stocks & Other Equity Interests (Cost $122,572,980)		117,577,418
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $119,141)	119,141	119,141
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $122,692,121)		117,696,559
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.96%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,585,388	$2,585,388
Invesco Private Prime Fund, 0.11%(d)(e)(f)	5,596,987	5,598,106
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,183,519)		8,183,494
TOTAL INVESTMENTS IN SECURITIES-107.06% (Cost $130,875,640)		125,880,053
OTHER ASSETS LESS LIABILITIES-(7.06)%		(8,304,239)
NET ASSETS-100.00%		$117,575,814

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$106,010	$1,808,049	$(1,794,918)	$-	$-	$119,141	$26
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,477,964	27,037,327	(28,929,903)	-	-	2,585,388	211*
Invesco Private Prime Fund	6,716,946	55,378,101	(56,496,244)	(25)	(672)	5,598,106	3,094*
Total	$11,300,920	$84,223,477	$(87,221,065)	$(25)	$(672)	$8,302,635	$3,331

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1000 ETF (PRF)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-7.49%
Activision Blizzard, Inc.	45,285	$3,577,968
Alphabet, Inc., Class A(b)	16,582	44,872,053
Alphabet, Inc., Class C(b)	16,188	43,933,746
Altice USA, Inc., Class A(b)	78,580	1,133,124
AMC Networks, Inc., Class A(b)(c)	14,054	599,122
AT&T, Inc.	3,035,710	77,410,605
Charter Communications, Inc., Class A(b)	21,180	12,566,941
Cinemark Holdings, Inc.(b)(c)	49,584	748,718
Comcast Corp., Class A	878,351	43,908,767
Discovery, Inc., Class A(b)(c)	23,137	645,754
Discovery, Inc., Class C(b)	46,148	1,262,148
DISH Network Corp., Class A(b)	86,475	2,715,315
EchoStar Corp., Class A(b)	28,725	680,495
Electronic Arts, Inc.	20,823	2,762,379
Fox Corp., Class A(c)	81,702	3,317,918
Fox Corp., Class B	38,412	1,428,158
Gray Television, Inc.	33,252	693,304
iHeartMedia, Inc., Class A(b)	50,843	1,024,486
Interpublic Group of Cos., Inc. (The)	104,380	3,709,665
Liberty Broadband Corp., Class A(b)(c)	1,470	215,135
Liberty Broadband Corp., Class C(b)	8,497	1,261,040
Liberty Global PLC, Class A (United Kingdom)(b)	86,356	2,341,975
Liberty Global PLC, Class C (United Kingdom)(b)	181,446	4,906,300
Liberty Latin America Ltd., Class A (Chile)(b)	14,829	162,229
Liberty Latin America Ltd., Class C (Chile)(b)	49,590	536,068
Liberty Media Corp.-Liberty Formula One, Class A(b)	3,169	173,661
Liberty Media Corp.-Liberty Formula One, Class C(b)	26,333	1,586,037
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	22,910	1,059,588
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	48,749	2,268,291
Lions Gate Entertainment Corp., Class A(b)	17,033	267,077
Lions Gate Entertainment Corp., Class B(b)	32,966	480,644
Live Nation Entertainment, Inc.(b)	14,277	1,563,474
Loyalty Ventures, Inc.(b)	9,702	284,366
Lumen Technologies, Inc.(c)	815,024	10,073,697
Match Group, Inc.(b)	5,911	666,170
Meta Platforms, Inc., Class A(b)	129,963	40,712,209
Netflix, Inc.(b)	7,115	3,039,101
News Corp., Class A	75,986	1,689,929
News Corp., Class B	23,503	522,707
Nexstar Media Group, Inc., Class A	7,694	1,272,434
Omnicom Group, Inc.	68,346	5,150,555
Sinclair Broadcast Group, Inc., Class A(c)	20,875	573,645
Spotify Technology S.A.(b)	2,151	422,155
Take-Two Interactive Software, Inc.(b)	5,422	885,629
TEGNA, Inc.	54,047	1,046,350
Telephone & Data Systems, Inc.	66,969	1,325,986
T-Mobile US, Inc.(b)	69,644	7,533,391
Twitter, Inc.(b)	30,197	1,132,689
Verizon Communications, Inc.	1,206,776	64,236,687
ViacomCBS, Inc., Class B	92,674	3,099,945
Walt Disney Co. (The)(b)	184,866	26,430,292
	Shares	Value
Communication Services-(continued)
Yandex N.V., Class A (Russia)(b)	14,528	$698,216
Ziff Davis, Inc.(b)(c)	6,155	646,644
		435,254,982
Consumer Discretionary-9.38%
Abercrombie & Fitch Co., Class A(b)(c)	29,546	1,152,294
Adient PLC(b)(c)	51,252	2,151,046
Advance Auto Parts, Inc.	11,728	2,715,149
Amazon.com, Inc.(b)	13,857	41,452,800
American Axle & Manufacturing Holdings, Inc.(b)	120,018	976,947
American Eagle Outfitters, Inc.(c)	39,992	913,017
Aptiv PLC(b)	23,854	3,257,979
Aramark	71,041	2,435,996
Asbury Automotive Group, Inc.(b)(c)	7,825	1,259,590
Autoliv, Inc. (Sweden)(c)	22,064	2,185,219
AutoNation, Inc.(b)	34,817	3,795,053
AutoZone, Inc.(b)	2,791	5,543,903
Bath & Body Works, Inc.	81,431	4,565,836
Bed Bath & Beyond, Inc.(b)(c)	79,403	1,289,505
Best Buy Co., Inc.	57,214	5,680,206
Big Lots, Inc.(c)	15,908	666,704
Bloomin’ Brands, Inc.(b)(c)	28,695	583,369
Booking Holdings, Inc.(b)	2,660	6,533,306
BorgWarner, Inc.(c)	62,952	2,760,445
Bright Horizons Family Solutions, Inc.(b)(c)	3,813	489,627
Brinker International, Inc.(b)(c)	10,334	343,192
Brunswick Corp.	12,310	1,117,625
Burlington Stores, Inc.(b)(c)	5,457	1,292,927
Capri Holdings Ltd.(b)	34,125	2,049,889
CarMax, Inc.(b)	33,331	3,705,407
Carnival Corp.(b)(c)	200,137	3,964,714
Carter’s, Inc.	9,919	923,657
Chipotle Mexican Grill, Inc.(b)	1,018	1,512,320
Cracker Barrel Old Country Store, Inc.(c)	7,349	875,560
D.R. Horton, Inc.	48,795	4,353,490
Dana, Inc.(c)	62,893	1,362,262
Darden Restaurants, Inc.	18,780	2,626,759
Deckers Outdoor Corp.(b)	1,890	605,235
Designer Brands, Inc., Class A(b)(c)	50,843	669,602
Dick’s Sporting Goods, Inc.(c)	15,702	1,812,011
Dollar General Corp.	28,147	5,868,087
Dollar Tree, Inc.(b)	48,240	6,330,053
Domino’s Pizza, Inc.	2,256	1,025,690
eBay, Inc.	52,543	3,156,258
Expedia Group, Inc.(b)	17,800	3,262,562
Foot Locker, Inc.(c)	38,514	1,720,806
Ford Motor Co.	3,058,324	62,083,977
GameStop Corp., Class A(b)(c)	25,380	2,764,643
Gap, Inc. (The)	83,251	1,504,346
Garmin Ltd.	16,203	2,015,977
General Motors Co.(b)	625,097	32,961,365
Gentex Corp.(c)	31,182	979,115
Genuine Parts Co.	38,345	5,108,704
G-III Apparel Group Ltd.(b)	23,119	628,143
Goodyear Tire & Rubber Co. (The)(b)(c)	142,128	2,946,313
Graham Holdings Co., Class B	1,157	688,554
Group 1 Automotive, Inc.(c)	10,167	1,726,458
H&R Block, Inc.(c)	69,403	1,586,553
Hanesbrands, Inc.(c)	105,389	1,696,763
Harley-Davidson, Inc.(c)	62,899	2,174,418
Hasbro, Inc.	22,541	2,084,592
Hilton Grand Vacations, Inc.(b)	16,090	786,157
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Hilton Worldwide Holdings, Inc.(b)	17,212	$2,497,633
Home Depot, Inc. (The)	119,761	43,949,892
International Game Technology PLC(c)	50,688	1,356,918
KB Home	19,854	838,832
Kohl’s Corp.(c)	92,053	5,496,485
Las Vegas Sands Corp.(b)	80,493	3,525,593
Laureate Education, Inc., Class A	46,676	590,451
Lear Corp.(c)	23,521	3,935,534
Leggett & Platt, Inc.(c)	35,377	1,409,774
Lennar Corp., Class A	48,960	4,705,546
Lennar Corp., Class B	2,651	214,015
Lithia Motors, Inc., Class A	4,274	1,248,564
LKQ Corp.	76,701	4,210,118
Lowe’s Cos., Inc.	89,581	21,262,050
lululemon athletica, inc.(b)	3,546	1,183,513
M.D.C. Holdings, Inc.	12,157	616,238
Macy’s, Inc.(c)	426,056	10,907,034
Marriott International, Inc., Class A(b)	26,641	4,292,398
Marriott Vacations Worldwide Corp.	6,272	1,018,447
Mattel, Inc.(b)(c)	81,278	1,700,336
McDonald’s Corp.	86,480	22,437,236
Meritage Homes Corp.(b)	11,592	1,182,732
MGM Resorts International	107,418	4,588,897
Mohawk Industries, Inc.(b)	17,875	2,821,926
Murphy USA, Inc.	14,555	2,862,386
Newell Brands, Inc.	101,872	2,364,449
NIKE, Inc., Class B	65,462	9,692,958
Nordstrom, Inc.(b)(c)	71,961	1,619,123
Norwegian Cruise Line Holdings Ltd.(b)(c)	106,579	2,220,041
NVR, Inc.(b)	402	2,141,542
ODP Corp. (The)(b)	38,339	1,695,734
O’Reilly Automotive, Inc.(b)	6,157	4,012,825
Penn National Gaming, Inc.(b)(c)	12,401	565,610
Penske Automotive Group, Inc.	18,317	1,861,557
Polaris, Inc.(c)	11,900	1,339,821
Pool Corp.	2,019	961,549
PulteGroup, Inc.	56,524	2,978,250
PVH Corp.	23,221	2,206,227
Qurate Retail, Inc., Class A(c)	246,925	1,735,883
Ralph Lauren Corp.	10,762	1,192,860
Ross Stores, Inc.	32,041	3,132,008
Royal Caribbean Cruises Ltd.(b)(c)	51,337	3,994,532
Sally Beauty Holdings, Inc.(b)(c)	60,720	1,042,562
Scientific Games Corp.(b)	13,132	757,716
Service Corp. International	26,733	1,649,961
Signet Jewelers Ltd.	26,163	2,253,419
Six Flags Entertainment Corp.(b)	23,914	944,364
Skechers U.S.A., Inc., Class A(b)	30,534	1,282,428
Sonic Automotive, Inc., Class A	16,407	836,921
Starbucks Corp.	98,850	9,718,932
Tapestry, Inc.	65,058	2,468,951
Target Corp.	92,181	20,319,458
Taylor Morrison Home Corp., Class A(b)(c)	41,751	1,281,338
Tempur Sealy International, Inc.(c)	21,288	847,475
Tenneco, Inc., Class A(b)	57,946	608,433
Terminix Global Holdings, Inc.(b)	17,150	739,851
Tesla, Inc.(b)	4,086	3,827,438
Texas Roadhouse, Inc.	7,201	614,893
Thor Industries, Inc.(c)	11,746	1,111,054
TJX Cos., Inc. (The)	142,552	10,259,467
Toll Brothers, Inc.	29,104	1,716,263
Tractor Supply Co.	11,202	2,445,509
	Shares	Value
Consumer Discretionary-(continued)
Travel + Leisure Co.	18,163	$1,031,658
Tri Pointe Homes, Inc.(b)	54,194	1,290,359
Tupperware Brands Corp.(b)(c)	22,927	353,534
Ulta Beauty, Inc.(b)	5,520	2,007,845
Under Armour, Inc., Class A(b)	26,430	497,677
Under Armour, Inc., Class C(b)(c)	28,142	449,991
Urban Outfitters, Inc.(b)(c)	24,414	701,170
Vail Resorts, Inc.	3,756	1,040,788
VF Corp.	44,933	2,930,081
Victoria’s Secret & Co.(b)(c)	27,143	1,515,394
Visteon Corp.(b)(c)	11,562	1,173,659
Whirlpool Corp.(c)	22,610	4,752,396
Williams-Sonoma, Inc.(c)	11,794	1,893,409
Wyndham Hotels & Resorts, Inc.	9,733	817,085
Wynn Resorts Ltd.(b)	17,040	1,456,068
Yum China Holdings, Inc. (China)	32,414	1,561,382
Yum! Brands, Inc.	32,029	4,009,070
		545,497,691
Consumer Staples-8.29%
Altria Group, Inc.	520,856	26,501,153
Archer-Daniels-Midland Co.	150,430	11,282,250
B&G Foods, Inc.(c)	24,508	762,199
BJ’s Wholesale Club Holdings, Inc.(b)	46,085	2,832,845
Brown-Forman Corp., Class B	12,944	872,814
Bunge Ltd.	66,505	6,574,684
Campbell Soup Co.	41,709	1,840,201
Casey’s General Stores, Inc.	7,193	1,350,917
Church & Dwight Co., Inc.	22,982	2,359,102
Clorox Co. (The)	14,402	2,417,520
Coca-Cola Co. (The)	567,985	34,652,765
Coca-Cola Europacific Partners PLC (United Kingdom)	64,849	3,706,120
Colgate-Palmolive Co.	105,098	8,665,330
Conagra Brands, Inc.	108,582	3,774,310
Constellation Brands, Inc., Class A	18,735	4,454,246
Costco Wholesale Corp.	69,257	34,983,789
Coty, Inc., Class A(b)	91,701	777,625
Darling Ingredients, Inc.(b)	19,151	1,221,259
Estee Lauder Cos., Inc. (The), Class A	10,147	3,163,733
Flowers Foods, Inc.	50,063	1,408,272
General Mills, Inc.	143,634	9,864,783
Herbalife Nutrition Ltd.(b)(c)	17,355	737,761
Hershey Co. (The)	17,265	3,402,414
Hormel Foods Corp.	39,127	1,857,359
Ingredion, Inc.	22,096	2,092,491
JM Smucker Co. (The)	32,117	4,515,008
Kellogg Co.	62,345	3,927,735
Keurig Dr Pepper, Inc.	81,861	3,106,625
Kimberly-Clark Corp.	61,245	8,430,374
Kraft Heinz Co. (The)	272,956	9,771,825
Kroger Co. (The)	519,631	22,650,715
Lamb Weston Holdings, Inc.	12,647	812,064
McCormick & Co., Inc.	24,204	2,427,903
Molson Coors Beverage Co., Class B(c)	89,246	4,253,464
Mondelez International, Inc., Class A	244,088	16,361,219
Monster Beverage Corp.(b)	16,804	1,457,243
Nomad Foods Ltd. (United Kingdom)(b)(c)	28,067	724,129
Nu Skin Enterprises, Inc., Class A(c)	16,064	774,124
PepsiCo, Inc.	226,550	39,310,956
Performance Food Group Co.(b)(c)	50,046	2,111,441
Philip Morris International, Inc.	302,997	31,163,242
Post Holdings, Inc.(b)(c)	17,522	1,854,178

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Procter & Gamble Co. (The)	342,542	$54,960,864
Rite Aid Corp.(b)(c)	152,639	1,619,500
Sanderson Farms, Inc.	4,686	862,224
Spectrum Brands Holdings, Inc.	10,904	974,600
Sprouts Farmers Market, Inc.(b)(c)	44,498	1,207,676
Sysco Corp.	115,795	9,049,379
TreeHouse Foods, Inc.(b)(c)	23,092	894,353
Tyson Foods, Inc., Class A	112,407	10,216,672
United Natural Foods, Inc.(b)	73,703	2,858,202
US Foods Holding Corp.(b)	116,939	4,123,269
Walgreens Boots Alliance, Inc.	416,384	20,719,268
Walmart, Inc.	351,330	49,119,447
		481,813,641
Energy-8.36%
Antero Resources Corp.(b)	218,092	4,259,337
APA Corp.	114,393	3,798,991
Baker Hughes Co., Class A	315,890	8,668,022
Callon Petroleum Co.(b)(c)	29,554	1,461,150
Cheniere Energy, Inc.	23,936	2,678,438
Chevron Corp.	617,443	81,088,789
CNX Resources Corp.(b)(c)	66,885	991,904
ConocoPhillips	354,658	31,429,792
Coterra Energy, Inc.(c)	124,423	2,724,864
Delek US Holdings, Inc.(b)(c)	47,928	743,842
Devon Energy Corp.	90,347	4,568,848
Diamondback Energy, Inc.	45,615	5,754,788
DT Midstream, Inc.(c)	24,207	1,251,502
EOG Resources, Inc.	117,883	13,141,597
EQT Corp.(b)	95,104	2,020,960
Equitrans Midstream Corp.	133,970	1,086,497
Exxon Mobil Corp.	1,615,045	122,678,818
Halliburton Co.	263,603	8,103,156
Helmerich & Payne, Inc.	72,631	2,084,510
Hess Corp.	40,172	3,707,474
HollyFrontier Corp.(c)	91,558	3,219,179
Kinder Morgan, Inc.	875,579	15,200,051
Marathon Oil Corp.	385,140	7,498,676
Marathon Petroleum Corp.	340,770	24,450,247
Murphy Oil Corp.(c)	109,117	3,448,097
Nabors Industries Ltd.(b)(c)	11,661	1,207,030
NOV, Inc.	174,365	2,863,073
Occidental Petroleum Corp.	483,007	18,194,874
Oceaneering International, Inc.(b)	62,389	812,929
ONEOK, Inc.	124,726	7,568,374
Ovintiv, Inc.	96,914	3,760,263
Patterson-UTI Energy, Inc.	134,057	1,335,208
PBF Energy, Inc., Class A(b)(c)	185,385	2,936,498
PDC Energy, Inc.(c)	26,865	1,592,288
Peabody Energy Corp.(b)(c)	196,185	2,118,798
Phillips 66	179,944	15,257,452
Pioneer Natural Resources Co.	23,632	5,172,808
Schlumberger N.V.	590,380	23,066,147
SM Energy Co.	62,627	2,054,792
Southwestern Energy Co.(b)(c)	220,649	970,856
Targa Resources Corp.	124,884	7,378,147
Transocean Ltd.(b)(c)	620,325	1,954,024
Valero Energy Corp.	237,876	19,736,572
Williams Cos., Inc. (The)	382,338	11,447,200
World Fuel Services Corp.	21,542	607,700
		486,094,562
	Shares	Value
Financials-19.57%
Affiliated Managers Group, Inc.	8,320	$1,216,467
Aflac, Inc.	219,193	13,769,704
AGNC Investment Corp.	187,252	2,788,182
Alleghany Corp.(b)	3,558	2,362,512
Allstate Corp. (The)	109,546	13,218,916
Ally Financial, Inc.	142,442	6,797,332
American Equity Investment Life Holding Co.	45,321	1,864,506
American Express Co.	107,673	19,361,759
American Financial Group, Inc.	22,935	2,987,972
American International Group, Inc.	310,574	17,935,648
Ameriprise Financial, Inc.	21,771	6,625,133
Annaly Capital Management, Inc.	462,252	3,651,791
Aon PLC, Class A	16,788	4,640,875
Apollo Commercial Real Estate Finance, Inc.	55,683	760,073
Apollo Global Management, Inc.	78,545	5,498,150
Arch Capital Group Ltd.(b)	96,822	4,484,795
Arthur J. Gallagher & Co.	22,214	3,508,479
Associated Banc-Corp.	54,609	1,305,155
Assurant, Inc.	17,842	2,721,083
Assured Guaranty Ltd.	40,589	2,162,988
AXIS Capital Holdings Ltd.	24,463	1,393,902
Bank of America Corp.	1,890,949	87,248,387
Bank of Hawaii Corp.(c)	7,360	633,475
Bank of New York Mellon Corp. (The)	275,671	16,336,263
Bank OZK	26,734	1,252,488
BankUnited, Inc.(c)	25,207	1,052,392
Berkshire Hathaway, Inc., Class B(b)	350,082	109,582,668
BlackRock, Inc.	19,684	16,198,751
Blackstone Mortgage Trust, Inc., Class A(c)	40,978	1,287,529
BOK Financial Corp.(c)	7,743	794,045
Brighthouse Financial, Inc.(b)	45,590	2,482,376
Brown & Brown, Inc.	21,870	1,449,544
Cadence Bank	21,908	682,872
Capital One Financial Corp.	172,147	25,259,129
Cathay General Bancorp	17,847	805,971
Cboe Global Markets, Inc.	11,478	1,360,487
Charles Schwab Corp. (The)	88,923	7,798,547
Chimera Investment Corp.	121,381	1,760,025
Chubb Ltd.(c)	92,711	18,290,026
Cincinnati Financial Corp.	34,786	4,098,834
Citigroup, Inc.	921,148	59,985,158
Citizens Financial Group, Inc.	138,839	7,146,043
CME Group, Inc., Class A	43,204	9,915,318
CNO Financial Group, Inc.	50,553	1,260,792
Columbia Banking System, Inc.	14,944	519,603
Comerica, Inc.	41,239	3,826,154
Commerce Bancshares, Inc.(c)	14,255	982,312
Credicorp Ltd. (Peru)(c)	21,160	3,030,535
Cullen/Frost Bankers, Inc.	11,493	1,620,628
Discover Financial Services	82,084	9,501,223
East West Bancorp, Inc.	23,529	2,031,494
Equitable Holdings, Inc.	112,862	3,796,678
Evercore, Inc., Class A(c)	5,861	731,570
Everest Re Group Ltd.	11,695	3,314,363
F.N.B. Corp.	117,524	1,518,410
FactSet Research Systems, Inc.	2,164	912,970
Federated Hermes, Inc., Class B	28,371	939,364
Fidelity National Financial, Inc.	65,483	3,297,069
Fifth Third Bancorp	193,958	8,656,346
First American Financial Corp.	34,939	2,603,305
First Citizens BancShares, Inc., Class A(c)	3,357	2,615,372

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
First Hawaiian, Inc.	32,152	$911,509
First Horizon Corp.	82,305	1,408,239
First Midwest Bancorp, Inc.	32,598	677,060
First Republic Bank	13,897	2,412,380
Franklin Resources, Inc.	118,023	3,773,195
Fulton Financial Corp.	49,627	890,805
Genworth Financial, Inc., Class A(b)	361,620	1,410,318
Glacier Bancorp, Inc.(c)	13,512	701,678
Globe Life, Inc.	24,415	2,497,655
Goldman Sachs Group, Inc. (The)	79,097	28,054,124
Hancock Whitney Corp.	26,992	1,423,018
Hanover Insurance Group, Inc. (The)	11,358	1,566,950
Hartford Financial Services Group, Inc. (The)	134,121	9,639,276
Home BancShares, Inc.	29,365	691,839
Huntington Bancshares, Inc.	349,519	5,263,756
Intercontinental Exchange, Inc.	48,238	6,109,825
Invesco Ltd.(d)	165,327	3,746,310
Invesco Mortgage Capital, Inc.(c)(d)	235,372	630,797
Investors Bancorp, Inc.	65,260	1,065,043
Janus Henderson Group PLC	50,120	1,849,428
Jefferies Financial Group, Inc.	78,985	2,894,010
JPMorgan Chase & Co.	645,158	95,870,479
Kemper Corp.	11,363	681,553
KeyCorp	256,089	6,417,590
KKR & Co., Inc., Class A	68,838	4,898,512
Lazard Ltd., Class A	38,270	1,670,103
Lincoln National Corp.	95,629	6,692,117
Loews Corp.	48,278	2,880,265
LPL Financial Holdings, Inc.	9,710	1,673,227
M&T Bank Corp.	34,565	5,854,620
Markel Corp.(b)	3,318	4,090,231
Marsh & McLennan Cos., Inc.	55,046	8,457,267
MetLife, Inc.	304,918	20,447,801
MFA Financial, Inc.	247,561	1,146,207
MGIC Investment Corp.	103,733	1,574,667
Moody’s Corp.	7,533	2,583,819
Morgan Stanley	260,983	26,761,197
MSCI, Inc.	2,081	1,115,666
Nasdaq, Inc.	11,372	2,037,976
Navient Corp.(c)	127,140	2,216,050
New Residential Investment Corp.	249,440	2,656,536
New York Community Bancorp, Inc.	188,816	2,201,595
New York Mortgage Trust, Inc.	162,397	608,989
Northern Trust Corp.	42,377	4,942,853
Old National Bancorp(c)	40,594	744,088
Old Republic International Corp.	120,510	3,088,671
OneMain Holdings, Inc.	21,994	1,136,210
PacWest Bancorp(c)	49,254	2,286,863
PennyMac Mortgage Investment Trust(c)	42,014	748,689
People’s United Financial, Inc.	122,069	2,365,697
Pinnacle Financial Partners, Inc.	11,343	1,096,982
PNC Financial Services Group, Inc. (The)	99,138	20,421,437
Popular, Inc.	26,297	2,344,903
Primerica, Inc.(c)	6,105	942,246
Principal Financial Group, Inc.	76,399	5,581,711
PROG Holdings, Inc.(b)(c)	13,767	548,064
Progressive Corp. (The)	99,491	10,810,692
Prosperity Bancshares, Inc.	17,972	1,316,449
Prudential Financial, Inc.	122,661	13,685,288
Radian Group, Inc.	51,059	1,143,211
Raymond James Financial, Inc.	29,799	3,154,820
	Shares	Value
Financials-(continued)
Redwood Trust, Inc.	68,003	$838,477
Regions Financial Corp.	254,905	5,847,521
Reinsurance Group of America, Inc.	23,934	2,748,341
RenaissanceRe Holdings Ltd. (Bermuda)	8,260	1,298,224
S&P Global, Inc.	11,255	4,673,301
SEI Investments Co.	12,739	746,633
Selective Insurance Group, Inc.	12,255	966,920
Signature Bank	6,292	1,916,732
Simmons First National Corp., Class A(c)	24,683	705,934
SLM Corp.	67,605	1,239,876
Starwood Property Trust, Inc.	94,068	2,328,183
State Street Corp.	103,359	9,767,426
Stifel Financial Corp.	16,342	1,224,016
SVB Financial Group(b)	4,383	2,559,234
Synchrony Financial	250,463	10,667,219
Synovus Financial Corp.	31,795	1,582,119
T. Rowe Price Group, Inc.(c)	30,123	4,651,895
Texas Capital Bancshares, Inc.(b)	11,776	738,355
Travelers Cos., Inc. (The)	83,755	13,918,406
Truist Financial Corp.	255,959	16,079,344
Two Harbors Investment Corp.(c)	178,484	1,026,283
U.S. Bancorp	366,009	21,298,064
UMB Financial Corp.	8,477	834,561
Umpqua Holdings Corp.	80,184	1,626,132
United Bankshares, Inc.	26,906	950,589
Unum Group	137,817	3,497,795
Valley National Bancorp(c)	97,305	1,354,486
Voya Financial, Inc.(c)	46,000	3,126,160
W.R. Berkley Corp.	31,713	2,679,749
Washington Federal, Inc.	21,567	755,276
Webster Financial Corp.	42,078	2,390,451
Wells Fargo & Co.	1,908,234	102,662,989
Western Alliance Bancorporation	8,152	808,597
Willis Towers Watson PLC	16,640	3,893,094
Wintrust Financial Corp.	13,648	1,338,459
Zions Bancorporation N.A.	39,247	2,661,732
		1,137,549,067
Health Care-12.01%
Abbott Laboratories	127,354	16,232,541
AbbVie, Inc.	224,784	30,770,682
Acadia Healthcare Co., Inc.(b)	20,712	1,090,487
Agilent Technologies, Inc.	17,515	2,440,190
Align Technology, Inc.(b)	1,381	683,540
AmerisourceBergen Corp.	70,838	9,648,136
Amgen, Inc.	87,037	19,769,584
Anthem, Inc.	65,526	28,896,311
Avantor, Inc.(b)	31,952	1,192,768
Baxter International, Inc.	57,257	4,892,038
Becton, Dickinson and Co.	28,845	7,330,668
Biogen, Inc.(b)	31,169	7,044,194
BioMarin Pharmaceutical, Inc.(b)	8,765	776,842
Bio-Rad Laboratories, Inc., Class A(b)	1,609	964,966
Boston Scientific Corp.(b)	126,604	5,431,312
Bristol-Myers Squibb Co.	326,997	21,218,835
Cardinal Health, Inc.	128,217	6,612,151
Catalent, Inc.(b)	8,011	832,583
Centene Corp.(b)	168,539	13,105,593
Cerner Corp.	27,901	2,544,571
Change Healthcare, Inc.(b)(c)	35,022	689,233
Charles River Laboratories International, Inc.(b)	3,061	1,009,395
Cigna Corp.	74,408	17,148,068

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Community Health Systems, Inc.(b)	137,896	$1,749,900
Cooper Cos., Inc. (The)	2,333	929,234
Covetrus, Inc.(b)	18,175	328,422
CVS Health Corp.	473,997	50,485,420
Danaher Corp.	34,191	9,771,446
DaVita, Inc.(b)	24,823	2,690,068
DENTSPLY SIRONA, Inc.	23,312	1,245,327
Edwards Lifesciences Corp.(b)	22,908	2,501,554
Elanco Animal Health, Inc.(b)	48,367	1,259,477
Eli Lilly and Co.	54,689	13,420,134
Encompass Health Corp.	16,567	1,027,817
Envista Holdings Corp.(b)(c)	35,099	1,517,681
Gilead Sciences, Inc.	341,134	23,429,083
HCA Healthcare, Inc.	46,941	11,268,187
Henry Schein, Inc.(b)	33,017	2,486,180
Hologic, Inc.(b)	19,624	1,378,390
Humana, Inc.	25,863	10,151,227
ICON PLC (Ireland)(b)	7,318	1,944,539
IDEXX Laboratories, Inc.(b)	1,198	607,745
Illumina, Inc.(b)	4,000	1,395,280
Incyte Corp.(b)	7,873	585,200
Intuitive Surgical, Inc.(b)	11,139	3,165,481
IQVIA Holdings, Inc.(b)	17,357	4,250,729
Jazz Pharmaceuticals PLC(b)	8,075	1,121,698
Johnson & Johnson	359,334	61,909,655
Laboratory Corp. of America Holdings(b)	16,692	4,529,541
McKesson Corp.	65,490	16,812,593
MEDNAX, Inc.(b)	34,266	837,804
Medtronic PLC	193,508	20,026,143
Merck & Co., Inc.	419,005	34,140,527
Mettler-Toledo International, Inc.(b)	949	1,397,573
Molina Healthcare, Inc.(b)	14,103	4,096,639
Organon & Co.	41,803	1,333,934
Owens & Minor, Inc.(c)	47,371	1,993,845
Patterson Cos., Inc.	28,441	815,972
PerkinElmer, Inc.	7,635	1,314,518
Perrigo Co. PLC(c)	39,304	1,496,303
Pfizer, Inc.	1,363,620	71,849,138
Premier, Inc., Class A	23,243	888,347
Quest Diagnostics, Inc.	27,026	3,649,051
Regeneron Pharmaceuticals, Inc.(b)	8,949	5,446,272
ResMed, Inc.	6,853	1,566,596
Select Medical Holdings Corp.	25,624	595,246
STERIS PLC	7,427	1,666,619
Stryker Corp.	24,884	6,172,476
Syneos Health, Inc.(b)(c)	11,112	1,006,303
Teleflex, Inc.	2,638	818,281
Tenet Healthcare Corp.(b)	66,659	4,940,765
Thermo Fisher Scientific, Inc.	21,658	12,589,795
United Therapeutics Corp.(b)	6,879	1,388,664
UnitedHealth Group, Inc.	142,712	67,441,410
Universal Health Services, Inc., Class B	18,631	2,423,148
Vertex Pharmaceuticals, Inc.(b)	7,689	1,868,811
Viatris, Inc.	365,388	5,469,858
Waters Corp.(b)	3,452	1,105,054
West Pharmaceutical Services, Inc.	2,299	904,013
Zimmer Biomet Holdings, Inc.	24,130	2,968,473
Zoetis, Inc.	16,733	3,343,086
		697,841,360
Industrials-9.58%
3M Co.	103,002	17,100,392
A.O. Smith Corp.	15,283	1,167,927
	Shares	Value
Industrials-(continued)
ABM Industries, Inc.	18,774	$782,688
Acuity Brands, Inc.(c)	7,730	1,480,527
AECOM	59,096	4,085,307
AerCap Holdings N.V. (Ireland)(b)	81,385	5,127,255
AGCO Corp.	11,169	1,309,007
Air Lease Corp.	28,527	1,135,660
Alaska Air Group, Inc.(b)	10,240	560,538
Allegion PLC	7,852	963,676
Allison Transmission Holdings, Inc.	28,992	1,101,406
AMERCO	1,600	974,320
American Airlines Group, Inc.(b)(c)	95,589	1,574,351
AMETEK, Inc.	17,378	2,376,789
Applied Industrial Technologies, Inc.	7,833	767,477
ASGN, Inc.(b)(c)	8,747	1,004,768
Atlas Air Worldwide Holdings, Inc.(b)(c)	12,946	1,039,952
Avis Budget Group, Inc.(b)	55,199	9,724,960
Beacon Roofing Supply, Inc.(b)	20,463	1,122,805
Boeing Co. (The)(b)	113,516	22,730,444
Boise Cascade Co.	13,515	949,023
Booz Allen Hamilton Holding Corp.	18,018	1,382,521
Brink’s Co. (The)	8,286	578,197
Builders FirstSource, Inc.(b)(c)	30,781	2,092,800
C.H. Robinson Worldwide, Inc.	32,898	3,442,776
CACI International, Inc., Class A(b)	5,386	1,332,820
Carlisle Cos., Inc.	9,389	2,097,878
Carrier Global Corp.	207,276	9,882,920
Caterpillar, Inc.	80,258	16,176,803
Cintas Corp.	5,812	2,275,572
Clean Harbors, Inc.(b)	10,671	987,601
Colfax Corp.(b)	24,014	987,456
Copart, Inc.(b)	7,357	950,892
CoreCivic, Inc.(b)(c)	163,621	1,654,208
CoStar Group, Inc.(b)	10,352	726,296
Crane Co.	9,594	993,075
CSX Corp.	260,934	8,929,162
Cummins, Inc.	27,842	6,149,741
Curtiss-Wright Corp.	6,719	892,216
Deere & Co.	32,605	12,272,522
Delta Air Lines, Inc.(b)	70,862	2,812,513
Deluxe Corp.	15,608	469,801
Donaldson Co., Inc.	14,765	821,820
Dover Corp.	19,268	3,273,826
Dycom Industries, Inc.(b)(c)	10,031	845,513
Eaton Corp. PLC	74,359	11,780,696
EMCOR Group, Inc.	14,297	1,704,345
Emerson Electric Co.	101,816	9,361,981
EnerSys	7,753	580,932
Equifax, Inc.	9,616	2,305,532
Expeditors International of Washington, Inc.	20,521	2,349,244
Fastenal Co.	56,169	3,183,659
FedEx Corp.	52,933	13,014,107
Flowserve Corp.	30,618	998,759
Fluor Corp.(b)(c)	109,987	2,314,127
Fortive Corp.	28,317	1,997,481
Fortune Brands Home & Security, Inc.	18,417	1,734,329
FTI Consulting, Inc.(b)(c)	6,309	919,915
GATX Corp.(c)	9,707	1,013,896
Generac Holdings, Inc.(b)	1,803	509,131
General Dynamics Corp.	60,111	12,749,543
General Electric Co.	327,825	30,972,906
Graco, Inc.	10,865	788,364
Greenbrier Cos., Inc. (The)	14,615	589,861

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
GXO Logistics, Inc.(b)(c)	27,255	$2,213,379
Hexcel Corp.(b)	15,075	786,463
Honeywell International, Inc.	83,261	17,025,209
Howmet Aerospace, Inc.	81,909	2,546,551
Hub Group, Inc., Class A(b)	11,442	866,388
Hubbell, Inc.	8,384	1,570,239
Huntington Ingalls Industries, Inc.	9,954	1,863,389
IDEX Corp.	6,213	1,338,529
IHS Markit Ltd.	26,803	3,130,322
Illinois Tool Works, Inc.	34,758	8,130,591
Ingersoll Rand, Inc.	16,700	938,707
ITT, Inc.	11,588	1,065,169
J.B. Hunt Transport Services, Inc.	11,036	2,124,871
Jacobs Engineering Group, Inc.	19,301	2,512,604
JetBlue Airways Corp.(b)	38,349	561,046
Johnson Controls International PLC	157,947	11,478,009
KAR Auction Services, Inc.(b)(c)	54,962	781,560
KBR, Inc.(c)	32,938	1,429,509
Kennametal, Inc.(c)	18,332	633,737
Kirby Corp.(b)(c)	19,135	1,247,219
Knight-Swift Transportation Holdings, Inc.	26,190	1,481,830
L3Harris Technologies, Inc.	28,227	5,907,629
Landstar System, Inc.	4,947	791,520
Leidos Holdings, Inc.	28,210	2,523,385
Lennox International, Inc.	2,798	793,569
Lincoln Electric Holdings, Inc.	7,582	969,283
Lockheed Martin Corp.	44,117	17,167,248
ManpowerGroup, Inc.	25,376	2,661,181
Masco Corp.	32,495	2,057,908
MasTec, Inc.(b)(c)	13,504	1,163,100
Meritor, Inc.(b)	23,845	549,627
Middleby Corp. (The)(b)(c)	7,542	1,396,778
MSC Industrial Direct Co., Inc., Class A	11,449	934,696
Nielsen Holdings PLC	126,214	2,380,396
Nordson Corp.	4,801	1,116,425
Norfolk Southern Corp.	31,127	8,466,233
Northrop Grumman Corp.	26,777	9,904,812
nVent Electric PLC(c)	36,614	1,266,478
Old Dominion Freight Line, Inc.	5,312	1,603,852
Oshkosh Corp.	15,753	1,792,849
Otis Worldwide Corp.	57,100	4,878,053
Owens Corning	26,291	2,332,012
PACCAR, Inc.	82,535	7,674,930
Parker-Hannifin Corp.	15,270	4,733,853
Pentair PLC	23,062	1,469,049
Pitney Bowes, Inc.	126,334	778,217
Quanta Services, Inc.	23,799	2,444,633
Raytheon Technologies Corp.	191,733	17,292,399
Regal Rexnord Corp.	11,486	1,820,301
Republic Services, Inc.	37,175	4,745,761
Resideo Technologies, Inc.(b)	40,146	994,818
Robert Half International, Inc.	17,311	1,960,644
Rockwell Automation, Inc.	11,166	3,229,431
Roper Technologies, Inc.	7,844	3,429,083
Ryder System, Inc.	25,245	1,847,682
Science Applications International Corp.(c)	11,139	913,732
Sensata Technologies Holding PLC(b)	25,257	1,448,742
Snap-on, Inc.	9,813	2,043,557
Southwest Airlines Co.(b)	31,892	1,427,486
Spirit AeroSystems Holdings, Inc., Class A	37,132	1,627,496
Stanley Black & Decker, Inc.	24,747	4,322,064
Stericycle, Inc.(b)(c)	16,451	966,332
	Shares	Value
Industrials-(continued)
Terex Corp.	19,843	$827,850
Textron, Inc.	60,647	4,127,635
Timken Co. (The)(c)	11,670	779,556
Toro Co. (The)	8,290	800,648
Trane Technologies PLC	24,943	4,317,633
TransDigm Group, Inc.(b)	6,429	3,961,486
TransUnion	11,144	1,149,169
Trinity Industries, Inc.(c)	27,203	781,542
Triton International Ltd. (Bermuda)	16,320	986,054
Uber Technologies, Inc.(b)	46,586	1,742,316
UFP Industries, Inc.	11,702	934,522
Union Pacific Corp.	83,391	20,393,269
United Airlines Holdings, Inc.(b)(c)	56,662	2,429,667
United Parcel Service, Inc., Class B	112,253	22,698,679
United Rentals, Inc.(b)	14,012	4,485,521
Univar Solutions, Inc.(b)	73,371	1,944,332
Valmont Industries, Inc.	2,831	614,978
Verisk Analytics, Inc.	6,513	1,277,395
W.W. Grainger, Inc.	6,885	3,408,832
Wabtec Corp.	28,914	2,570,455
Waste Management, Inc.	64,753	9,741,441
Watsco, Inc.	4,415	1,247,502
Werner Enterprises, Inc.	16,788	748,577
WESCO International, Inc.(b)	21,302	2,596,501
Woodward, Inc.	5,773	636,589
XPO Logistics, Inc.(b)	27,735	1,835,225
Xylem, Inc.	16,604	1,743,752
Zurn Water Solutions Corp.	16,456	502,566
		556,813,266
Information Technology-13.42%
Accenture PLC, Class A	54,797	19,375,123
Adobe, Inc.(b)	10,328	5,518,250
Advanced Micro Devices, Inc.(b)(c)	16,143	1,844,338
Akamai Technologies, Inc.(b)	16,116	1,846,088
Alliance Data Systems Corp.	24,949	1,722,479
Amdocs Ltd.	20,812	1,579,423
Amphenol Corp., Class A	44,095	3,509,521
Analog Devices, Inc.	44,993	7,377,502
ANSYS, Inc.(b)	2,778	944,548
Apple, Inc.	904,753	158,132,729
Applied Materials, Inc.	53,896	7,447,349
Arista Networks, Inc.(b)	10,583	1,315,573
Arrow Electronics, Inc.(b)	27,610	3,423,640
Automatic Data Processing, Inc.	39,930	8,232,368
Avaya Holdings Corp.(b)(c)	24,397	444,513
Avnet, Inc.	59,598	2,405,375
Black Knight, Inc.(b)	10,436	778,526
Broadcom, Inc.	29,114	17,057,310
Broadridge Financial Solutions, Inc.	9,746	1,551,758
Cadence Design Systems, Inc.(b)	7,567	1,151,243
CDK Global, Inc.	14,040	603,299
CDW Corp.	16,691	3,155,434
Check Point Software Technologies Ltd. (Israel)(b)	10,104	1,222,685
Ciena Corp.(b)	18,539	1,229,321
Cisco Systems, Inc.	756,795	42,130,778
Citrix Systems, Inc.	7,015	715,109
Cognizant Technology Solutions Corp., Class A	72,229	6,169,801
Coherent, Inc.(b)	2,340	604,843
CommScope Holding Co., Inc.(b)(c)	97,740	917,779
Concentrix Corp.	6,816	1,369,948

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Consensus Cloud Solutions, Inc.(b)	1,966	$111,472
Corning, Inc.	147,058	6,182,318
Dell Technologies, Inc., Class C(b)	60,110	3,414,849
DXC Technology Co.(b)	139,195	4,186,986
EPAM Systems, Inc.(b)	1,602	762,776
Euronet Worldwide, Inc.(b)	5,689	761,700
F5, Inc.(b)	5,599	1,162,464
Fidelity National Information Services, Inc.	76,428	9,165,246
First Solar, Inc.(b)	14,501	1,136,588
Fiserv, Inc.(b)	62,505	6,606,778
FleetCor Technologies, Inc.(b)	6,228	1,483,883
Flex Ltd.(b)	250,611	4,054,886
Gartner, Inc.(b)	4,695	1,379,814
Genpact Ltd.	21,523	1,070,769
Global Payments, Inc.	23,259	3,486,059
GoDaddy, Inc., Class A(b)(c)	7,901	598,185
Hewlett Packard Enterprise Co.	560,674	9,155,806
HP, Inc.	356,072	13,078,525
Insight Enterprises, Inc.(b)(c)	10,204	960,707
Intel Corp.	803,523	39,227,993
International Business Machines Corp.	310,019	41,409,238
Intuit, Inc.	7,417	4,118,141
IPG Photonics Corp.(b)	2,592	400,386
Jabil, Inc.	56,639	3,482,732
Jack Henry & Associates, Inc.(c)	5,944	997,463
Juniper Networks, Inc.	93,697	3,262,530
Keysight Technologies, Inc.(b)	9,927	1,675,876
KLA Corp.	13,461	5,239,963
Kyndryl Holdings, Inc.(b)(c)	61,629	1,040,298
Lam Research Corp.	6,628	3,909,990
Marvell Technology, Inc.	37,346	2,666,504
Mastercard, Inc., Class A	23,221	8,972,130
Maximus, Inc.	8,095	625,905
Microchip Technology, Inc.	35,522	2,752,245
Micron Technology, Inc.	200,318	16,480,162
Microsoft Corp.	355,170	110,450,767
MKS Instruments, Inc.	4,547	706,286
Motorola Solutions, Inc.	14,091	3,268,267
National Instruments Corp.	16,449	678,028
NCR Corp.(b)(c)	46,598	1,773,520
NetApp, Inc.	30,363	2,626,703
NortonLifeLock, Inc.	155,260	4,038,313
Nuance Communications, Inc.(b)	15,254	842,784
NVIDIA Corp.	34,018	8,329,647
NXP Semiconductors N.V. (China)	23,300	4,786,752
ON Semiconductor Corp.(b)	48,221	2,845,039
Oracle Corp.	231,994	18,828,633
Paychex, Inc.	37,840	4,456,038
PayPal Holdings, Inc.(b)	25,192	4,331,512
Plexus Corp.(b)	7,659	593,726
Qorvo, Inc.(b)	10,347	1,420,436
QUALCOMM, Inc.	118,052	20,748,820
Sabre Corp.(b)(c)	95,870	877,210
salesforce.com, inc.(b)	33,340	7,755,884
Sanmina Corp.(b)	19,794	748,609
Seagate Technology Holdings PLC	57,300	6,139,695
ServiceNow, Inc.(b)	1,084	634,986
Skyworks Solutions, Inc.	12,982	1,902,123
SS&C Technologies Holdings, Inc.	20,717	1,654,667
Synopsys, Inc.(b)	6,248	1,940,004
TD SYNNEX Corp.	12,843	1,342,993
TE Connectivity Ltd.	44,820	6,409,708
	Shares	Value
Information Technology-(continued)
Teledyne Technologies, Inc.(b)	4,373	$1,842,913
Teradyne, Inc.	6,410	752,726
Texas Instruments, Inc.	76,494	13,729,908
Trimble, Inc.(b)	17,357	1,252,481
TTM Technologies, Inc.(b)(c)	53,474	719,760
Twilio, Inc., Class A(b)	1,703	351,022
ViaSat, Inc.(b)(c)	12,614	555,268
Visa, Inc., Class A(c)	57,503	13,005,454
Vishay Intertechnology, Inc.(c)	31,600	654,436
VMware, Inc., Class A	31,806	4,086,435
Western Digital Corp.(b)	95,049	4,917,835
Western Union Co. (The)(c)	91,059	1,721,926
WEX, Inc.(b)	3,737	601,582
Wolfspeed, Inc.(b)(c)	5,442	512,854
Xerox Holdings Corp.	103,161	2,177,729
Xilinx, Inc.	16,289	3,152,736
Zebra Technologies Corp., Class A(b)	2,595	1,321,166
		780,285,401
Materials-3.48%
Air Products and Chemicals, Inc.	23,343	6,585,527
Albemarle Corp.	11,085	2,446,903
Alcoa Corp.(c)	102,846	5,832,397
Allegheny Technologies, Inc.(b)(c)	37,688	689,314
AptarGroup, Inc.	7,592	890,542
Arconic Corp.(b)(c)	54,332	1,680,489
Ashland Global Holdings, Inc.	11,514	1,105,805
Avery Dennison Corp.	10,378	2,131,849
Avient Corp.	17,332	862,614
Axalta Coating Systems Ltd.(b)	43,848	1,298,339
Ball Corp.	28,168	2,735,113
Berry Global Group, Inc.(b)	37,945	2,558,252
Cabot Corp.(c)	15,906	874,671
Carpenter Technology Corp.	15,726	451,651
Celanese Corp.	17,320	2,696,897
CF Industries Holdings, Inc.	53,166	3,661,542
Chemours Co. (The)	54,519	1,783,317
Commercial Metals Co.(c)	42,919	1,435,211
Compass Minerals International, Inc.(c)	9,905	528,927
Constellium SE(b)	45,972	804,050
Corteva, Inc.	103,201	4,961,904
Crown Holdings, Inc.	25,566	2,924,750
Dow, Inc.	152,189	9,090,249
DuPont de Nemours, Inc.	213,987	16,391,404
Eastman Chemical Co.	33,590	3,994,859
Ecolab, Inc.	23,539	4,459,464
Element Solutions, Inc.	45,221	1,014,759
FMC Corp.	11,474	1,266,385
Freeport-McMoRan, Inc.	104,496	3,889,341
Graphic Packaging Holding Co.	86,692	1,639,346
H.B. Fuller Co.	11,637	835,188
Huntsman Corp.	67,410	2,415,300
International Flavors & Fragrances, Inc.	16,486	2,174,833
International Paper Co.	149,084	7,193,303
Linde PLC (United Kingdom)	67,257	21,433,461
Louisiana-Pacific Corp.	16,467	1,094,067
LyondellBasell Industries N.V., Class A	94,117	9,103,937
Martin Marietta Materials, Inc.	6,236	2,426,552
Mosaic Co. (The)	103,244	4,124,598
Newmont Corp.	104,240	6,376,361
Nucor Corp.	104,507	10,597,010
O-I Glass, Inc.(b)(c)	64,833	862,927
Olin Corp.	48,578	2,461,447

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
Packaging Corp. of America	18,675	$2,813,015
PPG Industries, Inc.	36,572	5,712,546
Reliance Steel & Aluminum Co.	18,250	2,790,060
RPM International, Inc.	18,384	1,629,006
Scotts Miracle-Gro Co. (The)(c)	3,036	459,043
Sealed Air Corp.	30,536	2,074,005
Sherwin-Williams Co. (The)	16,679	4,778,700
Silgan Holdings, Inc.	18,107	810,831
Sonoco Products Co.(c)	25,969	1,470,884
Steel Dynamics, Inc.	59,974	3,329,757
Summit Materials, Inc., Class A(b)(c)	30,784	1,094,679
Sylvamo Corp.(b)(c)	13,556	403,833
Trinseo PLC(c)	13,229	708,281
United States Steel Corp.(c)	113,750	2,356,900
Vulcan Materials Co.	12,932	2,461,089
Warrior Met Coal, Inc.	37,861	991,958
Westlake Chemical Corp.(c)	7,988	788,016
WestRock Co.	120,628	5,568,189
		202,025,647
Real Estate-3.75%
Alexandria Real Estate Equities, Inc.	14,185	2,763,805
American Campus Communities, Inc.	32,278	1,686,848
American Homes 4 Rent, Class A	30,481	1,192,722
American Tower Corp.	30,053	7,558,330
Apartment Income REIT Corp.	18,776	991,748
Apple Hospitality REIT, Inc.	96,314	1,553,545
AvalonBay Communities, Inc.	23,559	5,753,815
Boston Properties, Inc.	34,640	3,882,451
Brandywine Realty Trust	64,510	829,599
Brixmor Property Group, Inc.	89,067	2,258,739
Camden Property Trust	15,360	2,458,982
CBRE Group, Inc., Class A(b)	59,418	6,021,420
Corporate Office Properties Trust	28,702	725,013
Cousins Properties, Inc.	29,534	1,138,831
Crown Castle International Corp.	41,803	7,629,466
CubeSmart	26,129	1,325,785
CyrusOne, Inc.	15,164	1,362,485
DiamondRock Hospitality Co.(b)	81,749	764,353
Digital Realty Trust, Inc.	29,107	4,343,638
DigitalBridge Group, Inc.(b)	243,630	1,778,499
Douglas Emmett, Inc.	35,800	1,117,676
Duke Realty Corp.	43,982	2,541,280
EPR Properties	23,759	1,044,683
Equinix, Inc.	7,257	5,260,599
Equity Commonwealth(b)(c)	23,043	600,040
Equity LifeStyle Properties, Inc.(c)	16,170	1,265,949
Equity Residential	69,274	6,146,682
Essex Property Trust, Inc.	9,667	3,214,278
Extra Space Storage, Inc.	14,000	2,774,660
Federal Realty Investment Trust	13,984	1,782,820
First Industrial Realty Trust, Inc.	15,338	932,244
Gaming and Leisure Properties, Inc.	31,954	1,443,682
GEO Group, Inc. (The)(b)(c)	158,924	1,069,559
Healthcare Realty Trust, Inc.	27,050	839,091
Healthcare Trust of America, Inc., Class A	42,223	1,374,359
Healthpeak Properties, Inc.	109,103	3,858,973
Highwoods Properties, Inc.	27,214	1,173,468
Host Hotels & Resorts, Inc.(b)	250,135	4,337,341
Howard Hughes Corp. (The)(b)(c)	6,279	604,730
Hudson Pacific Properties, Inc.	41,569	982,275
Invitation Homes, Inc.	72,415	3,039,982
Iron Mountain, Inc.(c)	94,199	4,325,618
	Shares	Value
Real Estate-(continued)
JBG SMITH Properties	25,561	$700,371
Jones Lang LaSalle, Inc.(b)	14,481	3,631,690
Kilroy Realty Corp.	23,688	1,516,032
Kimco Realty Corp.	155,950	3,783,347
Lamar Advertising Co., Class A	16,530	1,830,863
Life Storage, Inc.	10,878	1,467,986
LXP Industrial Trust(c)	64,509	960,539
Macerich Co. (The)(c)	126,756	2,096,544
Medical Properties Trust, Inc.(c)	79,459	1,808,487
Mid-America Apartment Communities, Inc.	17,152	3,544,975
National Retail Properties, Inc.	27,909	1,238,601
Omega Healthcare Investors, Inc.	43,613	1,372,937
Orion Office REIT, Inc.(b)	9,209	153,238
Outfront Media, Inc.	51,141	1,270,342
Paramount Group, Inc.	90,556	786,932
Park Hotels & Resorts, Inc.(b)(c)	110,237	2,006,313
Pebblebrook Hotel Trust(c)	44,793	969,768
Physicians Realty Trust	40,367	737,101
Piedmont Office Realty Trust, Inc., Class A	45,455	807,281
Prologis, Inc.	61,142	9,588,288
Public Storage	14,791	5,303,017
Rayonier, Inc.(c)	22,714	829,970
Realogy Holdings Corp.(b)	71,336	1,177,044
Realty Income Corp.	91,941	6,381,625
Regency Centers Corp.	35,893	2,575,323
RLJ Lodging Trust	57,823	800,849
Ryman Hospitality Properties, Inc.(b)(c)	10,544	932,090
Sabra Health Care REIT, Inc.	54,856	746,590
SBA Communications Corp., Class A	2,712	882,593
Service Properties Trust	59,902	512,162
Simon Property Group, Inc.	68,466	10,078,195
SITE Centers Corp.	64,949	961,895
SL Green Realty Corp.(c)	31,544	2,287,571
Spirit Realty Capital, Inc.(c)	23,822	1,130,592
STAG Industrial, Inc.	19,812	846,567
STORE Capital Corp.	32,539	1,031,812
Sun Communities, Inc.(c)	9,699	1,832,723
Sunstone Hotel Investors, Inc.(b)	92,213	1,042,929
UDR, Inc.	40,831	2,320,834
Uniti Group, Inc.	80,769	974,074
Ventas, Inc.	111,131	5,892,166
VICI Properties, Inc.(c)	66,228	1,895,445
Vornado Realty Trust	69,320	2,842,813
W.P. Carey, Inc.	31,045	2,409,092
Welltower, Inc.	109,997	9,529,040
Weyerhaeuser Co.	148,493	6,003,572
Xenia Hotels & Resorts, Inc.(b)	33,907	587,947
Zillow Group, Inc., Class A(b)(c)	1,110	55,345
Zillow Group, Inc., Class C(b)(c)	2,649	133,722
		218,019,295
Utilities-4.60%
AES Corp. (The)	162,177	3,597,086
ALLETE, Inc.	15,682	1,000,982
Alliant Energy Corp.	54,299	3,250,338
Ameren Corp.	60,802	5,395,570
American Electric Power Co., Inc.	142,143	12,849,727
American Water Works Co., Inc.	19,743	3,174,674
Atmos Energy Corp.	24,857	2,665,168
Avangrid, Inc.(c)	19,990	933,933
Avista Corp.	24,215	1,076,599
Black Hills Corp.	17,680	1,197,643
CenterPoint Energy, Inc.	198,627	5,633,062

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
CMS Energy Corp.	67,366	$4,337,023
Consolidated Edison, Inc.	128,888	11,142,368
Dominion Energy, Inc.	210,723	16,996,917
DTE Energy Co.	49,624	5,976,218
Duke Energy Corp.	207,861	21,837,877
Edison International	117,902	7,403,067
Entergy Corp.	65,582	7,330,100
Essential Utilities, Inc.	28,513	1,389,724
Evergy, Inc.	74,844	4,861,866
Eversource Energy	74,354	6,653,940
Exelon Corp.	354,218	20,526,933
FirstEnergy Corp.	191,772	8,046,753
Hawaiian Electric Industries, Inc.	29,007	1,232,798
IDACORP, Inc.	12,247	1,349,864
MDU Resources Group, Inc.	57,690	1,694,355
National Fuel Gas Co.	23,047	1,399,644
New Jersey Resources Corp.(c)	22,159	891,013
NextEra Energy, Inc.	231,695	18,100,013
NiSource, Inc.	120,247	3,508,807
NorthWestern Corp.	16,635	966,826
NRG Energy, Inc.	48,480	1,935,806
OGE Energy Corp.	64,783	2,456,571
ONE Gas, Inc.	13,335	1,038,663
PG&E Corp.(b)(c)	239,799	3,067,029
Pinnacle West Capital Corp.	37,722	2,625,828
PNM Resources, Inc.	16,755	750,792
Portland General Electric Co.	31,012	1,629,371
PPL Corp.	272,235	8,079,935
Public Service Enterprise Group, Inc.	134,800	8,968,244
Sempra Energy	64,139	8,861,444
South Jersey Industries, Inc.(c)	29,693	742,919
Southern Co. (The)	252,905	17,574,368
Southwest Gas Holdings, Inc.	19,467	1,327,260
Spire, Inc.	15,156	999,084
	Shares	Value
Utilities-(continued)
UGI Corp.	59,183	$2,683,949
Vistra Corp.	162,923	3,553,351
WEC Energy Group, Inc.	65,025	6,310,026
Xcel Energy, Inc.	120,401	8,387,134
		267,412,662
Total Common Stocks & Other Equity Interests (Cost $4,238,399,863)		5,808,607,574
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $510,685)	510,685	510,685
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $4,238,910,548)		5,809,118,259
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.74%
Invesco Private Government Fund, 0.02%(d)(e)(f)	64,385,102	64,385,102
Invesco Private Prime Fund, 0.11%(d)(e)(f)	153,420,845	153,451,524
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $217,840,939)		217,836,626
TOTAL INVESTMENTS IN SECURITIES-103.68% (Cost $4,456,751,487)		6,026,954,885
OTHER ASSETS LESS LIABILITIES-(3.68)%		(214,162,009)
NET ASSETS-100.00%		$5,812,792,876

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Ltd.	$4,203,225	$279,438	$(41,673)	$(702,159)	$7,479	$3,746,310	$80,716
Invesco Mortgage Capital, Inc.	864,622	49,735	(7,574)	(275,849)	(137)	630,797	61,238
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,630,153	115,865,925	(117,985,393)	-	-	510,685	1,053
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$51,675,128	$337,997,415	$(325,287,441)	$-	$-	$64,385,102	$6,239*
Invesco Private Prime Fund	77,512,693	676,535,186	(600,558,326)	(4,314)	(33,715)	153,451,524	84,722*
Total	$136,885,821	$1,130,727,699	$(1,043,880,407)	$(982,322)	$(26,373)	$222,724,418	$233,968

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-3.34%
AMC Entertainment Holdings, Inc., Class A(b)(c)	231,515	$3,718,131
ATN International, Inc.	17,166	681,147
Audacy, Inc.(b)(c)	225,400	545,468
Bandwidth, Inc., Class A(b)(c)	2,083	130,417
Cable One, Inc.	1,472	2,273,843
Cardlytics, Inc.(b)(c)	1,704	114,338
Cargurus, Inc.(b)	16,524	527,116
Cars.com, Inc.(b)	164,763	2,567,008
Clear Channel Outdoor Holdings, Inc.(b)	875,747	2,679,786
Cogent Communications Holdings, Inc.	36,137	2,298,675
comScore, Inc.(b)(c)	119,117	360,924
Consolidated Communications Holdings, Inc.(b)	170,964	1,229,231
Cumulus Media, Inc., Class A(b)(c)	25,453	260,893
E.W. Scripps Co. (The), Class A(c)	61,663	1,264,091
Emerald Holding, Inc.(b)	48,427	157,872
Entravision Communications Corp., Class A	81,009	490,915
Eros STX Global Corp. (United Arab Emirates)(b)	96,180	20,486
Eventbrite, Inc., Class A(b)(c)	20,646	295,857
Fluent, Inc.(b)(c)	24,465	39,144
Gannett Co., Inc.(b)(c)	561,960	2,731,126
Globalstar, Inc.(b)	108,204	115,778
Gogo, Inc.(b)(c)	53,328	663,934
IAC/InterActiveCorp.(b)(c)	9,034	1,233,502
IDT Corp., Class B(b)	46,635	1,750,212
IMAX Corp.(b)	56,820	980,145
Iridium Communications, Inc.(b)	58,938	2,114,695
John Wiley & Sons, Inc., Class A(c)	60,898	3,090,573
Liberty Media Corp.-Liberty Braves, Class A(b)(c)	4,942	138,623
Liberty Media Corp.-Liberty Braves, Class C(b)	17,839	481,653
Liberty TripAdvisor Holdings, Inc., Class A(b)	213,045	479,351
Madison Square Garden Entertainment Corp.(b)(c)	39,326	2,785,461
Madison Square Garden Sports Corp., Class A(b)	11,202	1,860,316
Magnite, Inc.(b)(c)	4,260	57,808
Marcus Corp. (The)(b)(c)	64,951	1,094,424
National CineMedia, Inc.	237,104	625,955
New York Times Co. (The), Class A	59,888	2,397,317
Pinterest, Inc., Class A(b)	20,667	610,916
QuinStreet, Inc.(b)	20,185	324,777
Reading International, Inc., Class A(b)	33,352	148,416
Roku, Inc., Class A(b)	2,336	383,221
Scholastic Corp.	60,439	2,479,208
Shenandoah Telecommunications Co.	36,377	828,304
Sirius XM Holdings, Inc.(c)	543,084	3,454,014
Spok Holdings, Inc.	31,278	309,027
TechTarget, Inc.(b)(c)	3,241	268,809
TripAdvisor, Inc.(b)(c)	62,630	1,700,404
TrueCar, Inc.(b)	109,369	376,229
United States Cellular Corp.(b)(c)	56,187	1,720,446
Vimeo, Inc.(b)	13,938	204,192
WideOpenWest, Inc.(b)	103,749	1,930,769
World Wrestling Entertainment, Inc., Class A(c)	21,683	1,082,849
	Shares	Value
Communication Services-(continued)
Yelp, Inc.(b)	46,315	$1,599,720
Zynga, Inc., Class A(b)	192,181	1,743,082
		61,420,598
Consumer Discretionary-12.93%
1-800-Flowers.com, Inc., Class A(b)(c)	21,619	368,172
2U, Inc.(b)(c)	19,367	312,583
Acushnet Holdings Corp.	29,822	1,392,687
Adtalem Global Education, Inc.(b)(c)	68,185	2,006,003
Afya Ltd., Class A (Brazil)(b)	11,797	170,821
American Outdoor Brands, Inc.(b)	15,702	260,339
American Public Education, Inc.(b)	25,697	549,659
America’s Car-Mart, Inc.(b)	5,090	483,143
Arco Platform Ltd., Class A (Brazil)(b)(c)	8,366	176,941
Arcos Dorados Holdings, Inc., Class A (Brazil)(b)(c)	329,232	2,126,839
Bally’s Corp.(b)(c)	12,052	430,738
Barnes & Noble Education, Inc.(b)	164,266	988,881
Bassett Furniture Industries, Inc.	26,066	483,785
Beazer Homes USA, Inc.(b)	110,117	2,008,534
Big 5 Sporting Goods Corp.(c)	63,749	1,255,218
Biglari Holdings, Inc., Class A(b)	144	89,997
Biglari Holdings, Inc., Class B(b)	1,870	221,595
BJ’s Restaurants, Inc.(b)(c)	24,421	734,828
Boot Barn Holdings, Inc.(b)	19,143	1,760,582
Boyd Gaming Corp.(b)	61,151	3,636,038
Buckle, Inc. (The)(c)	50,577	1,903,718
Build-A-Bear Workshop, Inc.	35,663	636,228
Caesars Entertainment, Inc.(b)	38,913	2,962,836
Caleres, Inc.	166,252	3,986,723
Callaway Golf Co.(b)(c)	60,883	1,452,668
Camping World Holdings, Inc., Class A(c)	33,403	1,108,980
CarParts.com, Inc.(b)	10,135	93,242
Carriage Services, Inc.	16,439	827,210
Carrols Restaurant Group, Inc.	128,895	318,371
Carvana Co.(b)(c)	1,508	244,386
Cato Corp. (The), Class A	74,113	1,224,347
Cavco Industries, Inc.(b)	7,743	2,086,274
Century Casinos, Inc.(b)(c)	44,905	446,805
Century Communities, Inc.	42,405	2,792,369
Cheesecake Factory, Inc. (The)(b)(c)	60,456	2,157,070
Chegg, Inc.(b)	7,168	189,737
Chico’s FAS, Inc.(b)(c)	788,010	3,711,527
Children’s Place, Inc. (The)(b)(c)	33,274	2,354,135
Choice Hotels International, Inc.	14,232	2,040,869
Churchill Downs, Inc.	10,066	2,116,880
Chuy’s Holdings, Inc.(b)(c)	14,989	377,873
Citi Trends, Inc.(b)(c)	9,522	463,912
Clarus Corp.(c)	14,367	323,689
Columbia Sportswear Co.	22,014	2,044,440
Conn’s, Inc.(b)	107,767	2,615,505
Container Store Group, Inc. (The)(b)(c)	32,388	330,358
Cooper-Standard Holdings, Inc.(b)(c)	50,948	1,049,019
Crocs, Inc.(b)	14,989	1,538,171
Culp, Inc.	10,867	98,346
Dave & Buster’s Entertainment, Inc.(b)(c)	41,049	1,469,144
Del Taco Restaurants, Inc.	65,641	818,543
Denny’s Corp.(b)	51,550	799,025
Despegar.com Corp. (Argentina)(b)	45,464	539,203
Dillard’s, Inc., Class A(c)	28,974	7,351,283
Dine Brands Global, Inc.(c)	22,913	1,554,647
Dorman Products, Inc.(b)	18,526	1,734,589
Drive Shack, Inc.(b)	105,025	147,035
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Duluth Holdings, Inc., Class B(b)	17,149	$258,607
El Pollo Loco Holdings, Inc.(b)(c)	20,135	268,601
Escalade, Inc.	13,421	191,920
Ethan Allen Interiors, Inc.	56,165	1,415,920
Etsy, Inc.(b)	4,932	774,719
Everi Holdings, Inc.(b)	87,280	1,725,526
Express, Inc.(b)(c)	1,052,829	3,179,544
Farfetch Ltd., Class A (United Kingdom)(b)	15,260	331,295
Fiesta Restaurant Group, Inc.(b)	36,165	342,483
Five Below, Inc.(b)	13,828	2,267,792
Flexsteel Industries, Inc.	14,428	359,401
Floor & Decor Holdings, Inc., Class A(b)	23,694	2,576,012
Fossil Group, Inc.(b)	173,346	1,922,407
Fox Factory Holding Corp.(b)	8,842	1,176,605
Franchise Group, Inc.	5,857	293,260
frontdoor, inc.(b)	35,800	1,299,540
Full House Resorts, Inc.(b)(c)	27,784	245,333
Funko, Inc., Class A(b)	37,716	651,732
Genesco, Inc.(b)(c)	69,493	4,470,485
Gentherm, Inc.(b)(c)	25,315	2,212,278
Golden Entertainment, Inc.(b)	30,564	1,374,769
GoPro, Inc., Class A(b)(c)	124,968	1,107,216
Grand Canyon Education, Inc.(b)	32,002	2,677,927
Green Brick Partners, Inc.(b)	27,969	662,306
Groupon, Inc.(b)(c)	61,138	1,867,155
Guess?, Inc.(c)	85,739	1,973,712
Hamilton Beach Brands Holding Co., Class A	16,064	222,647
Haverty Furniture Cos., Inc., (Acquired 05/02/2018 - 01/31/2022; Cost $468,652)(c)(d)	32,134	948,596
Helen of Troy Ltd.(b)(c)	14,191	2,970,602
Hibbett, Inc.(c)	23,547	1,451,673
Hooker Furnishings Corp.	15,942	351,362
Horizon Global Corp.(b)	24,228	185,102
Houghton Mifflin Harcourt Co.(b)(c)	286,069	5,152,103
Hovnanian Enterprises, Inc., Class A(b)(c)	30,930	2,996,498
Hyatt Hotels Corp., Class A(b)	35,188	3,223,573
Installed Building Products, Inc.	10,617	1,176,257
iRobot Corp.(b)(c)	14,959	980,114
Jack in the Box, Inc.(c)	24,489	2,229,723
Johnson Outdoors, Inc., Class A	3,537	319,108
Kirkland’s, Inc.(b)(c)	21,937	371,393
Kontoor Brands, Inc.(c)	64,863	3,197,097
Lakeland Industries, Inc.(b)	5,834	122,631
Lands’ End, Inc.(b)	17,527	321,270
La-Z-Boy, Inc.(c)	59,261	2,175,471
Lazydays Holdings, Inc.(b)(c)	15,759	255,926
LCI Industries(c)	23,000	2,832,910
LGI Homes, Inc.(b)(c)	19,644	2,445,874
Lifetime Brands, Inc.	19,999	309,984
Lindblad Expeditions Holdings, Inc.(b)(c)	13,985	235,927
Liquidity Services, Inc.(b)	15,620	297,249
LL Flooring Holdings, Inc.(b)(c)	36,657	529,327
M/I Homes, Inc.(b)	62,270	3,299,687
MakeMyTrip Ltd. (India)(b)	17,629	470,518
Malibu Boats, Inc., Class A(b)	10,279	674,919
MarineMax, Inc.(b)(c)	28,768	1,353,822
MasterCraft Boat Holdings, Inc.(b)	23,213	590,307
MercadoLibre, Inc. (Argentina)(b)	1,483	1,678,845
Modine Manufacturing Co.(b)	126,513	1,157,594
Monarch Casino & Resort, Inc.(b)	8,926	552,519
Monro, Inc.(c)	33,759	1,678,835
	Shares	Value
Consumer Discretionary-(continued)
Motorcar Parts of America, Inc.(b)(c)	24,984	$412,986
Movado Group, Inc.	39,353	1,458,816
Nathan’s Famous, Inc.	3,673	197,901
National Vision Holdings, Inc.(b)(c)	47,598	1,945,806
Nautilus, Inc.(b)	17,308	88,271
Noodles & Co.(b)(c)	30,333	255,101
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	23,471	1,125,200
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	33,953	350,395
OneWater Marine, Inc., Class A(c)	14,780	764,274
Overstock.com, Inc.(b)	15,135	725,572
Oxford Industries, Inc.	23,561	1,941,191
Papa John’s International, Inc.	19,236	2,374,684
Party City Holdco, Inc.(b)(c)	351,241	1,661,370
Patrick Industries, Inc.	30,056	1,935,606
Peloton Interactive, Inc., Class A(b)(c)	2,844	77,727
Perdoceo Education Corp.(b)	82,251	906,406
PetMed Express, Inc.(c)	20,910	540,105
Planet Fitness, Inc., Class A(b)	14,583	1,292,637
Playa Hotels & Resorts N.V.(b)	88,886	678,200
PlayAGS, Inc.(b)	63,931	498,022
Potbelly Corp.(b)	42,121	231,665
Quotient Technology, Inc.(b)(c)	39,877	283,525
RCI Hospitality Holdings, Inc.	5,172	361,368
RealReal, Inc. (The)(b)(c)	12,923	122,122
Red Robin Gourmet Burgers, Inc.(b)(c)	62,780	926,005
Red Rock Resorts, Inc., Class A	64,760	2,883,115
Regis Corp.(b)	103,734	154,564
Rent-A-Center, Inc.(c)	39,623	1,670,109
RH(b)	5,079	2,045,923
Rocky Brands, Inc.	10,527	450,345
Ruth’s Hospitality Group, Inc.(b)	31,825	637,455
SeaWorld Entertainment, Inc.(b)	38,577	2,298,418
Shake Shack, Inc., Class A(b)(c)	5,711	377,326
Shoe Carnival, Inc.(c)	30,655	1,047,175
Shutterstock, Inc.	7,015	680,245
Skyline Champion Corp.(b)	22,883	1,540,941
Sleep Number Corp.(b)(c)	14,071	1,006,076
Smith & Wesson Brands, Inc.(c)	63,824	1,090,114
Sonos, Inc.(b)(c)	21,912	552,621
Sportsman’s Warehouse Holdings, Inc.(b)	59,188	648,700
Standard Motor Products, Inc.	38,133	1,825,427
Steven Madden Ltd.	67,186	2,764,032
Stitch Fix, Inc., Class A(b)(c)	10,591	174,010
StoneMor, Inc.(b)	94,331	235,827
Stoneridge, Inc.(b)(c)	39,673	748,630
Strategic Education, Inc.	22,232	1,326,361
Strattec Security Corp.(b)	8,834	334,720
Stride, Inc.(b)(c)	70,824	2,483,798
Sturm Ruger & Co., Inc.(c)	17,996	1,209,871
Superior Group of Cos., Inc.	14,163	289,350
Superior Industries International, Inc.(b)	103,210	457,220
Tilly’s, Inc., Class A	62,612	825,226
TopBuild Corp.(b)	18,354	4,270,058
TravelCenters of America, Inc.(b)	48,254	2,199,417
Unifi, Inc.(b)	35,299	671,034
Universal Electronics, Inc.(b)	16,625	590,021
Universal Technical Institute, Inc.(b)	40,528	294,233
Veoneer, Inc. (Sweden)(b)(c)	108,257	3,811,729
Vera Bradley, Inc.(b)	60,443	495,028
Vista Outdoor, Inc.(b)	62,201	2,399,715
VOXX International Corp.(b)	26,603	293,963
Wayfair, Inc., Class A(b)(c)	11,003	1,715,588

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Wendy’s Co. (The)	164,659	$3,792,097
Wingstop, Inc.(c)	6,971	1,068,306
Winnebago Industries, Inc.(c)	27,914	1,801,011
Wolverine World Wide, Inc.	87,883	2,328,021
WW International, Inc.(b)(c)	63,492	799,999
YETI Holdings, Inc.(b)(c)	15,662	1,027,114
Zovio, Inc.(b)	76,307	94,621
Zumiez, Inc.(b)(c)	27,216	1,223,359
		237,540,416
Consumer Staples-3.76%
Adecoagro S.A. (Brazil)(b)	102,558	830,720
Alico, Inc.	8,668	311,788
Andersons, Inc. (The)	60,774	2,315,489
BellRing Brands, Inc., Class A(b)(c)	19,939	485,714
Beyond Meat, Inc.(b)(c)	2,805	182,690
Blue Apron Holdings, Inc., Class A(b)(c)	48,026	371,241
Boston Beer Co., Inc. (The), Class A(b)	1,705	717,515
Calavo Growers, Inc.	16,732	692,872
Cal-Maine Foods, Inc.(c)	50,563	1,971,957
Central Garden & Pet Co.(b)(c)	14,395	667,784
Central Garden & Pet Co., Class A(b)	60,118	2,604,913
Chefs’ Warehouse, Inc. (The)(b)(c)	42,676	1,273,452
Coca-Cola Consolidated, Inc.	6,991	4,005,843
Edgewell Personal Care Co.	91,072	4,171,098
elf Beauty, Inc.(b)	23,249	687,240
Energizer Holdings, Inc.	70,132	2,637,664
Farmer Brothers Co.(b)	53,633	342,715
Fresh Del Monte Produce, Inc.	66,202	1,842,402
Freshpet, Inc.(b)(c)	1,980	184,199
Grocery Outlet Holding Corp.(b)(c)	56,750	1,440,315
Hain Celestial Group, Inc. (The)(b)(c)	81,502	2,977,268
HF Foods Group, Inc.(b)(c)	42,215	292,972
Hostess Brands, Inc.(b)	173,096	3,551,930
Ingles Markets, Inc., Class A	33,626	2,586,848
Inter Parfums, Inc.	11,632	1,151,219
J&J Snack Foods Corp.	12,010	1,821,797
John B. Sanfilippo & Son, Inc.	12,478	987,010
Lancaster Colony Corp.(c)	13,741	2,181,658
Landec Corp.(b)	51,449	553,077
Lifevantage Corp.(b)	25,585	164,511
Limoneira Co.	18,877	280,512
Medifast, Inc.	3,012	598,514
MGP Ingredients, Inc.(c)	7,610	575,773
National Beverage Corp.(c)	15,458	690,509
Natural Grocers by Vitamin Cottage, Inc.	25,986	379,396
Nature’s Sunshine Products, Inc.	11,514	203,107
Oil-Dri Corp.of America	5,180	176,224
Pilgrim’s Pride Corp.(b)	135,858	3,799,948
PriceSmart, Inc.	25,078	1,790,820
Revlon, Inc., Class A(b)(c)	30,289	299,861
Reynolds Consumer Products, Inc.(c)	38,847	1,175,899
Seneca Foods Corp., Class A(b)	6,745	315,329
Simply Good Foods Co. (The)(b)	34,893	1,229,280
SpartanNash Co.	172,456	4,237,244
Tootsie Roll Industries, Inc.(c)	11,347	385,231
Turning Point Brands, Inc.(c)	6,622	233,293
Universal Corp.	45,891	2,497,847
USANA Health Sciences, Inc.(b)	11,655	1,113,985
Vector Group Ltd.	199,043	2,211,368
Village Super Market, Inc., Class A	15,116	345,401
WD-40 Co.(c)	3,521	782,577
	Shares	Value
Consumer Staples-(continued)
Weis Markets, Inc.(c)	24,926	$1,501,542
Whole Earth Brands, Inc.(b)(c)	19,858	188,254
		69,017,815
Energy-6.31%
Alto Ingredients, Inc.(b)(c)	192,380	996,528
Amplify Energy Corp.(b)(c)	120,163	448,208
Antero Midstream Corp.(c)	250,461	2,492,087
Arch Resources, Inc.(c)	42,419	4,014,534
Archrock, Inc.	259,427	2,189,564
Ardmore Shipping Corp. (Ireland)(b)(c)	86,123	294,541
Berry Corp.(c)	90,639	787,653
BP Prudhoe Bay Royalty Trust(c)	111,715	780,888
Brigham Minerals, Inc., Class A	37,466	810,764
Cactus, Inc., Class A(c)	20,452	991,104
Centennial Resource Development, Inc., Class A(b)(c)	985,507	7,696,810
ChampionX Corp.(b)	136,789	3,064,074
Civitas Resources, Inc.(c)	38,564	2,101,738
Clean Energy Fuels Corp.(b)(c)	40,537	246,060
CONSOL Energy, Inc.(b)	138,198	3,004,425
Continental Resources, Inc.(c)	156,249	8,115,573
Core Laboratories N.V.(c)	77,864	2,076,633
CVR Energy, Inc.(c)	124,206	2,425,743
Denbury, Inc.(b)	51,804	3,892,553
DHT Holdings, Inc.(c)	249,090	1,215,559
DMC Global, Inc.(b)(c)	5,589	225,460
Dorian LPG Ltd.(c)	93,607	1,112,987
Dril-Quip, Inc.(b)(c)	51,600	1,304,964
Expro Group Holdings N.V.(b)(c)	38,716	606,293
Exterran Corp.(b)	69,325	378,514
Falcon Minerals Corp.	50,525	261,214
Forum Energy Technologies, Inc.(b)(c)	18,407	359,305
FTS International, Inc., Tranche 1, Wts., expiring 11/19/2023(b)(c)(e)	6,471	17,795
FTS International, Inc., Tranche 2, Wts., expiring 11/19/2023(b)(c)(e)	2,588	9,705
Geopark Ltd. (Colombia)	39,847	561,444
Golar LNG Ltd. (Cameroon)(b)	177,056	2,540,754
Green Plains, Inc.(b)(c)	113,906	3,478,689
Helix Energy Solutions Group, Inc.(b)	448,953	1,584,804
International Seaways, Inc.(c)	101,156	1,475,866
KLX Energy Services Holdings, Inc.(b)(c)	26,734	133,403
Kosmos Energy Ltd. (Ghana)(b)(c)	803,191	3,477,817
Laredo Petroleum, Inc.(b)(c)	32,395	2,175,648
Liberty Oilfield Services, Inc., Class A(b)(c)	72,543	877,770
Magnolia Oil & Gas Corp., Class A(c)	199,614	4,317,651
Mammoth Energy Services, Inc.(b)(c)	37,840	65,463
Matador Resources Co.(c)	150,854	6,753,734
National Energy Services Reunited Corp.(b)	31,775	315,526
Navigator Holdings Ltd.(b)(c)	53,583	472,602
Newpark Resources, Inc.(b)	267,556	949,824
NexTier Oilfield Solutions, Inc.(b)	463,423	2,789,806
Nine Energy Service, Inc.(b)(c)	65,703	80,158
Nordic American Tankers Ltd.(c)	601,092	931,693
Northern Oil and Gas, Inc.(c)	36,275	853,188
Oil States International, Inc.(b)(c)	303,481	1,902,826
Overseas Shipholding Group, Inc., Class A(b)	129,637	224,272
Par Pacific Holdings, Inc.(b)	86,049	1,213,291
ProPetro Holding Corp.(b)	199,757	2,099,446
Range Resources Corp.(b)(c)	300,598	5,786,511
Ranger Oil Corp.(b)(c)	44,850	1,390,798
Renewable Energy Group, Inc.(b)(c)	35,004	1,409,261

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Energy-(continued)
REX American Resources Corp.(b)	6,862	$661,703
Ring Energy, Inc.(b)(c)	337,155	849,631
RPC, Inc.(b)(c)	135,643	801,650
SandRidge Energy, Inc.(b)(c)	116,160	1,335,840
Scorpio Tankers, Inc. (Monaco)(c)	187,780	2,555,686
Select Energy Services, Inc., Class A(b)	118,907	793,110
SFL Corp. Ltd. (Norway)	366,512	3,005,398
Solaris Oilfield Infrastructure, Inc., Class A	27,031	208,409
Talos Energy, Inc.(b)	24,565	261,372
Teekay Corp. (Bermuda)(b)	236,125	731,987
Teekay Tankers Ltd., Class A (Bermuda)(b)(c)	110,500	1,179,035
TETRA Technologies, Inc.(b)	336,822	986,888
Tidewater, Inc.(b)	50,021	709,798
Tsakos Energy Navigation Ltd. (Greece)	34,537	255,228
US Silica Holdings, Inc.(b)	148,873	1,421,737
W&T Offshore, Inc.(b)(c)	87,165	373,066
		115,914,059
Financials-20.42%
1st Source Corp.	20,193	1,007,227
ACRES Commercial Realty Corp.(b)	63,367	768,008
AG Mortgage Investment Trust, Inc.	90,350	950,482
Alerus Financial Corp.	8,515	241,273
Allegiance Bancshares, Inc.	26,208	1,153,938
Amalgamated Financial Corp.	16,691	283,914
A-Mark Precious Metals, Inc.(c)	24,320	1,505,408
Ambac Financial Group, Inc.(b)	112,686	1,596,761
Amerant Bancorp, Inc.	22,108	751,672
American National Bankshares, Inc.	7,084	267,775
American National Group, Inc.	11,163	2,107,463
Ameris Bancorp	58,946	2,906,627
AMERISAFE, Inc.	31,566	1,657,846
Ames National Corp.	8,480	206,318
Arbor Realty Trust, Inc.(c)	120,978	2,118,325
Ares Commercial Real Estate Corp.(c)	72,554	1,065,818
Ares Management Corp., Class A	29,517	2,353,095
Argo Group International Holdings Ltd.	44,066	2,502,067
Arlington Asset Investment Corp., Class A(b)	69,545	238,539
ARMOUR Residential REIT, Inc.(c)	132,552	1,243,338
Arrow Financial Corp.	9,369	331,475
Artisan Partners Asset Management, Inc., Class A	60,022	2,593,551
AssetMark Financial Holdings, Inc.(b)	12,542	300,883
Atlantic Capital Bancshares, Inc.(b)	26,366	794,144
Atlantic Union Bankshares Corp.	80,578	3,281,136
Atlanticus Holdings Corp.(b)(c)	6,984	449,141
Axos Financial, Inc.(b)	53,181	2,738,821
B. Riley Financial, Inc.(c)	13,306	819,250
Banc of California, Inc.	69,077	1,334,568
BancFirst Corp.(c)	17,849	1,337,783
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	40,813	672,598
Bancorp, Inc. (The)(b)	37,922	1,130,834
Bank First Corp.(c)	4,895	342,601
Bank of Marin Bancorp	13,302	496,032
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	56,419	2,067,756
Banner Corp.	55,464	3,444,869
Bar Harbor Bankshares	8,227	251,253
Berkshire Hills Bancorp, Inc.	107,762	3,188,678
BGC Partners, Inc., Class A(c)	612,313	2,583,961
Blucora, Inc.(b)	81,865	1,327,850
Bridgewater Bancshares, Inc.(b)	18,581	330,556
	Shares	Value
Financials-(continued)
Brightsphere Investment Group, Inc.	72,774	$1,570,463
BrightSpire Capital, Inc.	160,834	1,510,231
Broadmark Realty Capital, Inc.	135,533	1,271,300
Brookline Bancorp, Inc.	121,859	2,083,789
Business First Bancshares, Inc.	12,971	356,054
Byline Bancorp, Inc.	21,605	561,730
Cambridge Bancorp	4,904	439,104
Camden National Corp.	13,815	686,053
Cannae Holdings, Inc.(b)	60,819	1,816,664
Capital City Bank Group, Inc.	7,414	205,071
Capitol Federal Financial, Inc.	244,204	2,717,991
Capstar Financial Holdings, Inc.	15,123	324,388
Carlyle Group, Inc. (The)	72,407	3,696,377
CBTX, Inc.(c)	15,586	458,696
Central Pacific Financial Corp.	54,015	1,571,837
Cherry Hill Mortgage Investment Corp.(c)	53,073	430,422
Citizens & Northern Corp.	9,752	244,970
City Holding Co.	19,231	1,542,519
Civista Bancshares, Inc.	10,864	261,931
CNA Financial Corp.	72,052	3,307,907
CNB Financial Corp.	13,393	357,727
Cohen & Steers, Inc.(c)	23,105	1,929,961
Columbia Financial, Inc.(b)(c)	37,302	789,683
Community Bank System, Inc.	50,488	3,605,853
Community Trust Bancorp, Inc.	22,322	986,409
Compass Diversified Holdings	75,151	1,890,799
ConnectOne Bancorp, Inc.	39,045	1,249,830
Cowen, Inc., Class A(c)	40,447	1,281,361
Credit Acceptance Corp.(b)(c)	9,265	4,999,023
CrossFirst Bankshares, Inc.(b)	42,666	659,616
Curo Group Holdings Corp.	39,712	569,073
Customers Bancorp, Inc.(b)	46,885	2,733,395
CVB Financial Corp.(c)	147,513	3,249,711
Diamond Hill Investment Group, Inc.	5,401	1,008,637
Dime Community Bancshares, Inc.	28,466	995,171
Donegal Group, Inc., Class A	16,612	238,382
Donnelley Financial Solutions, Inc.(b)	63,178	2,351,485
Dynex Capital, Inc.	60,668	975,541
Eagle Bancorp, Inc.	44,206	2,651,034
eHealth, Inc.(b)(c)	13,813	301,814
Elevate Credit, Inc.(b)	119,678	351,853
Ellington Financial, Inc.	64,154	1,140,017
Ellington Residential Mortgage REIT(c)	19,859	209,314
Employers Holdings, Inc.	50,689	1,981,940
Encore Capital Group, Inc.(b)(c)	83,095	5,359,627
Enova International, Inc.(b)	62,740	2,527,167
Enstar Group Ltd.(b)	12,159	3,223,108
Enterprise Financial Services Corp.	31,366	1,553,872
Equity Bancshares, Inc., Class A	12,913	413,991
Essent Group Ltd.	86,286	3,938,093
Farmers National Banc Corp.	19,625	342,456
FB Financial Corp.	24,417	1,087,045
Federal Agricultural Mortgage Corp., Class C	14,791	1,801,544
Financial Institutions, Inc.	20,538	662,145
First Bancorp	296,213	4,309,899
First Bancorp/Southern Pines NC	30,872	1,355,590
First Bancshares, Inc. (The)	17,881	644,968
First Busey Corp.	56,548	1,576,558
First Commonwealth Financial Corp.	149,211	2,470,934
First Community Bankshares, Inc.	10,624	331,575
First Financial Bancorp	126,320	3,184,527
First Financial Bankshares, Inc.	53,980	2,536,520

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
First Financial Corp.	16,371	$734,894
First Foundation, Inc.	31,350	819,803
First Internet Bancorp	11,213	563,565
First Interstate BancSystem, Inc., Class A(c)	152,836	5,616,723
First Merchants Corp.	62,764	2,663,077
First Mid Bancshares, Inc.(c)	11,811	486,023
First of Long Island Corp. (The)	19,832	434,519
FirstCash Holdings, Inc.	48,646	3,390,626
Flagstar Bancorp, Inc.	61,524	2,783,961
Flushing Financial Corp.	56,572	1,335,665
Focus Financial Partners, Inc., Class A(b)	13,612	685,500
FS Bancorp, Inc.	7,621	253,170
German American Bancorp, Inc.	16,312	645,955
Granite Point Mortgage Trust, Inc.	164,521	1,990,704
Great Ajax Corp.	30,551	398,385
Great Southern Bancorp, Inc.	11,712	694,990
Green Dot Corp., Class A(b)	43,926	1,392,893
Greenhill & Co., Inc.	24,514	408,894
Greenlight Capital Re Ltd., Class A(b)(c)	71,872	520,353
Guaranty Bancshares, Inc.	6,981	248,105
Hallmark Financial Services, Inc.(b)(c)	65,270	278,050
Hamilton Lane, Inc., Class A	4,947	447,506
Hanmi Financial Corp.	56,976	1,531,515
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,088	999,170
HarborOne Bancorp, Inc.	67,111	952,976
HBT Financial, Inc.	19,200	357,312
HCI Group, Inc.	9,167	622,164
Heartland Financial USA, Inc.	42,422	2,207,217
Heritage Commerce Corp.	70,182	874,468
Heritage Financial Corp.	51,977	1,260,962
Heritage Insurance Holdings, Inc.	50,107	312,167
Hilltop Holdings, Inc.	89,368	2,951,825
Hingham Institution for Savings (The)	1,224	474,704
HomeStreet, Inc.	32,330	1,576,088
HomeTrust Bancshares, Inc.	19,117	595,112
Hope Bancorp, Inc.	264,000	4,422,000
Horace Mann Educators Corp.	82,328	3,129,287
Horizon Bancorp, Inc.	39,966	852,475
Houlihan Lokey, Inc.	32,962	3,503,201
Independent Bank Corp.	28,531	698,439
Independent Bank Corporation	45,483	3,836,491
Independent Bank Group, Inc.	34,169	2,594,110
Interactive Brokers Group, Inc., Class A(c)	14,197	968,093
International Bancshares Corp.	59,688	2,508,687
Investors Title Co.	1,881	376,181
James River Group Holdings Ltd.(c)	53,946	1,527,751
Kearny Financial Corp.	106,270	1,375,134
Kinsale Capital Group, Inc.	3,482	697,514
KKR Real Estate Finance Trust, Inc.(c)	51,754	1,104,430
Ladder Capital Corp.	341,757	4,063,491
Lakeland Bancorp, Inc.	43,408	821,713
Lakeland Financial Corp.	18,784	1,501,405
LendingClub Corp.(b)	112,846	2,116,991
LendingTree, Inc.(b)	3,030	369,175
Live Oak Bancshares, Inc.(c)	11,471	675,183
Macatawa Bank Corp.	28,953	261,735
Maiden Holdings Ltd.(b)	86,975	242,660
MarketAxess Holdings, Inc.	4,406	1,517,779
MBIA, Inc.(b)(c)	152,315	2,082,146
Mercantile Bank Corp.	16,674	641,449
Merchants Bancorp	10,600	308,990
	Shares	Value
Financials-(continued)
Mercury General Corp.	54,425	$2,974,870
Meta Financial Group, Inc.	28,538	1,696,869
Metropolitan Bank Holding Corp.(b)	8,499	849,900
Midland States Bancorp, Inc.	22,848	659,622
MidWestOne Financial Group, Inc.	14,318	457,174
Moelis & Co., Class A	44,942	2,537,875
Morningstar, Inc.	6,733	1,935,132
Mr. Cooper Group, Inc.(b)	88,391	3,548,899
MVB Financial Corp.	8,313	332,686
National Bank Holdings Corp., Class A	30,862	1,401,135
National Western Life Group, Inc., Class A	3,001	641,824
NBT Bancorp, Inc.	57,131	2,209,827
Nelnet, Inc., Class A	19,724	1,746,166
Nicolet Bankshares, Inc.(b)	9,722	905,021
NMI Holdings, Inc., Class A(b)	64,887	1,605,304
Northeast Bank	8,009	292,489
Northfield Bancorp, Inc.	51,888	817,755
Northrim BanCorp, Inc.	9,092	399,502
Northwest Bancshares, Inc.	191,456	2,701,444
OceanFirst Financial Corp.	70,433	1,598,829
Ocwen Financial Corp.(b)	17,931	657,709
OFG Bancorp	70,883	1,961,333
Old Second Bancorp, Inc.	22,059	296,252
Oportun Financial Corp.(b)	24,656	444,055
Orchid Island Capital, Inc.	85,664	345,226
Origin Bancorp, Inc.	17,718	756,913
Pacific Premier Bancorp, Inc.	50,925	1,947,881
Palomar Holdings, Inc.(b)	3,195	168,536
Park National Corp.(c)	16,717	2,264,485
Parke Bancorp, Inc.	10,949	265,185
PCSB Financial Corp.	13,613	254,291
Peapack-Gladstone Financial Corp.	20,862	768,556
PennyMac Financial Services, Inc.(c)	38,816	2,433,763
Peoples Bancorp, Inc.	27,684	917,725
Piper Sandler Cos.	14,119	2,177,432
PJT Partners, Inc., Class A	4,496	311,663
PRA Group, Inc.(b)(c)	74,155	3,448,207
Preferred Bank	16,148	1,260,513
Premier Financial Corp.	26,335	786,100
Primis Financial Corp.	22,527	334,751
ProAssurance Corp.	81,977	1,964,169
Provident Bancorp, Inc.	16,628	300,634
Provident Financial Services, Inc.	116,137	2,807,031
QCR Holdings, Inc.	16,835	960,268
RBB Bancorp	11,469	309,548
Ready Capital Corp.	166,092	2,365,150
Regional Management Corp.	13,200	670,032
Renasant Corp.	76,491	2,813,339
Republic Bancorp, Inc., Class A	7,185	352,209
Republic First Bancorp, Inc.(b)(c)	60,144	258,619
RLI Corp.	30,646	3,211,088
Rocket Cos., Inc., Class A(c)	31,772	401,598
S&T Bancorp, Inc.	47,644	1,467,912
Safety Insurance Group, Inc.	23,517	1,936,155
Sandy Spring Bancorp, Inc.	51,645	2,443,325
Sculptor Capital Management, Inc.	18,875	369,950
Seacoast Banking Corp. of Florida	41,478	1,513,947
ServisFirst Bancshares, Inc.	30,612	2,598,040
Sierra Bancorp	10,633	282,093
Silvergate Capital Corp., Class A(b)	1,624	174,970
SiriusPoint Ltd. (Bermuda)(b)	100,068	847,576
SmartFinancial, Inc.	13,719	367,806

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
South State Corp.	43,999	$3,713,956
Southern First Bancshares, Inc.(b)	7,319	428,893
Southside Bancshares, Inc.(c)	37,346	1,564,797
Spirit of Texas Bancshares, Inc.	9,072	252,564
State Auto Financial Corp.	25,634	1,325,278
Stewart Information Services Corp.	47,164	3,368,925
Stock Yards Bancorp, Inc.(c)	18,110	1,078,994
StoneX Group, Inc.(b)	23,452	1,538,686
TFS Financial Corp.	38,033	661,014
Timberland Bancorp, Inc.	7,856	218,240
Tompkins Financial Corp.	13,925	1,107,873
Towne Bank	54,697	1,716,392
TPG RE Finance Trust, Inc.	126,616	1,597,894
Tradeweb Markets, Inc., Class A(c)	23,500	1,992,095
TriCo Bancshares	26,950	1,171,517
TriState Capital Holdings, Inc.(b)	28,735	907,739
Triumph Bancorp, Inc.(b)	14,068	1,230,669
Trupanion, Inc.(b)(c)	2,707	257,842
TrustCo Bank Corp.	29,243	991,338
Trustmark Corp.	73,054	2,380,099
United Community Banks, Inc.	85,522	3,026,624
United Fire Group, Inc.	33,761	841,999
United Insurance Holdings Corp.	45,413	183,469
Universal Insurance Holdings, Inc.	80,927	1,395,181
Univest Financial Corp.	30,605	922,129
Veritex Holdings, Inc.	42,303	1,698,465
Virtu Financial, Inc., Class A(c)	43,492	1,345,208
Virtus Investment Partners, Inc.	5,404	1,414,119
Walker & Dunlop, Inc.	22,029	2,916,860
Washington Trust Bancorp, Inc.	21,843	1,246,798
Waterstone Financial, Inc.	24,075	491,612
WesBanco, Inc.	71,858	2,550,240
West Bancorporation, Inc.	13,465	397,487
Westamerica Bancorporation	27,459	1,594,819
Western Asset Mortgage Capital Corp.	341,387	744,224
White Mountains Insurance Group Ltd.	2,548	2,652,366
WisdomTree Investments, Inc.(c)	226,981	1,273,363
World Acceptance Corp.(b)(c)	10,219	1,931,187
WSFS Financial Corp.	72,974	3,822,378
XP, Inc., Class A (Brazil)(b)(c)	14,453	481,429
		375,297,050
Health Care-7.87%
10X Genomics, Inc., Class A(b)(c)	1,663	160,097
2seventy bio, Inc.(b)(c)	16,918	315,859
ABIOMED, Inc.(b)	7,147	2,114,583
Acadia Pharmaceuticals, Inc.(b)(c)	11,450	257,511
Accuray, Inc.(b)(c)	71,314	260,296
Acorda Therapeutics, Inc.(b)(c)	80,286	148,529
Adaptive Biotechnologies Corp.(b)	6,190	107,954
Addus HomeCare Corp.(b)(c)	8,016	639,917
Agios Pharmaceuticals, Inc.(b)(c)	11,732	362,401
Akebia Therapeutics, Inc.(b)	124,210	247,178
AlerisLife, Inc.(b)	59,338	174,454
Alkermes PLC(b)(c)	91,351	2,329,450
Allakos, Inc.(b)(c)	2,001	13,527
Allogene Therapeutics, Inc.(b)(c)	7,158	81,959
Allscripts Healthcare Solutions, Inc.(b)	207,584	4,197,348
Alnylam Pharmaceuticals, Inc.(b)	10,301	1,417,418
Amedisys, Inc.(b)	8,238	1,112,954
Amicus Therapeutics, Inc.(b)(c)	44,050	414,510
AMN Healthcare Services, Inc.(b)	44,612	4,520,980
Amneal Pharmaceuticals, Inc.(b)	150,515	666,781
	Shares	Value
Health Care-(continued)
Amphastar Pharmaceuticals, Inc.(b)	28,382	$655,340
AnaptysBio, Inc.(b)(c)	11,961	382,393
AngioDynamics, Inc.(b)	33,067	715,239
ANI Pharmaceuticals, Inc.(b)(c)	14,894	602,015
Anika Therapeutics, Inc.(b)	15,656	497,861
Apollo Medical Holdings, Inc.(b)(c)	9,720	500,386
Arena Pharmaceuticals, Inc.(b)	17,762	1,633,749
Arrowhead Pharmaceuticals, Inc.(b)	3,246	171,259
Artivion, Inc.(b)(c)	16,531	294,252
Assembly Biosciences, Inc.(b)	46,072	85,694
Assertio Holdings, Inc.(b)	114,582	296,767
Atara Biotherapeutics, Inc.(b)(c)	15,633	240,123
AtriCure, Inc.(b)	5,808	381,237
Atrion Corp.	710	429,841
Avanos Medical, Inc.(b)	42,157	1,275,671
Bio-Techne Corp.	7,412	2,789,951
Bluebird Bio, Inc.(b)(c)	50,790	400,733
Blueprint Medicines Corp.(b)	5,058	389,972
Bridgebio Pharma, Inc.(b)(c)	4,261	42,056
Brookdale Senior Living, Inc.(b)	627,148	3,317,613
Bruker Corp.	33,272	2,215,915
Cardiovascular Systems, Inc.(b)	7,287	128,033
Castlight Health, Inc., Class B(b)	106,334	216,921
Chemed Corp.	5,510	2,583,694
Collegium Pharmaceutical, Inc.(b)	7,395	132,001
Computer Programs & Systems, Inc.(b)	19,362	548,332
CONMED Corp.(c)	14,090	1,938,502
Corcept Therapeutics, Inc.(b)(c)	23,626	443,460
CorVel Corp.(b)	4,673	823,009
CRISPR Therapeutics AG (Switzerland)(b)(c)	5,749	366,499
Cross Country Healthcare, Inc.(b)(c)	82,280	1,769,843
Cymabay Therapeutics, Inc.(b)	36,961	110,144
Deciphera Pharmaceuticals, Inc.(b)(c)	8,516	71,790
Denali Therapeutics, Inc.(b)	3,359	114,945
DexCom, Inc.(b)	3,643	1,568,239
Eagle Pharmaceuticals, Inc.(b)(c)	8,890	408,407
Editas Medicine, Inc.(b)(c)	4,999	95,181
Emergent BioSolutions, Inc.(b)(c)	21,193	991,832
Enanta Pharmaceuticals, Inc.(b)	16,465	978,350
Endo International PLC(b)	242,148	772,452
Ensign Group, Inc. (The)	22,993	1,734,362
Enzo Biochem, Inc.(b)(c)	61,068	196,639
Epizyme, Inc.(b)(c)	28,406	34,939
Evolent Health, Inc., Class A(b)(c)	57,892	1,372,619
Exact Sciences Corp.(b)(c)	16,056	1,226,036
Exelixis, Inc.(b)	130,452	2,361,181
Fate Therapeutics, Inc.(b)(c)	1,989	82,563
FibroGen, Inc.(b)	12,103	182,634
Fluidigm Corp.(b)(c)	43,712	142,938
FONAR Corp.(b)	11,781	182,959
G1 Therapeutics, Inc.(b)(c)	9,026	90,982
Glaukos Corp.(b)	8,037	427,890
Global Blood Therapeutics, Inc.(b)(c)	11,617	335,150
Globus Medical, Inc., Class A(b)	34,794	2,321,804
Gossamer Bio., Inc.(b)(c)	24,278	232,826
Guardant Health, Inc.(b)(c)	4,548	316,313
Haemonetics Corp.(b)	14,819	716,499
Halozyme Therapeutics, Inc.(b)	4,860	168,205
Hanger, Inc.(b)(c)	37,708	683,646
Harvard Bioscience, Inc.(b)	40,931	238,218
Health Catalyst, Inc.(b)(c)	4,759	142,056
HealthEquity, Inc.(b)(c)	20,038	1,070,831

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
HealthStream, Inc.(b)	23,584	$574,270
Heron Therapeutics, Inc.(b)(c)	23,474	204,459
Heska Corp.(b)(c)	1,480	203,618
Homology Medicines, Inc.(b)(c)	16,414	61,060
Horizon Therapeutics PLC(b)	41,029	3,829,237
ICU Medical, Inc.(b)	11,324	2,416,089
Innoviva, Inc.(b)	53,178	852,443
Inogen, Inc.(b)(c)	11,720	348,436
Insmed, Inc.(b)(c)	7,084	160,665
Insulet Corp.(b)	2,123	526,504
Integer Holdings Corp.(b)	34,740	2,723,963
Integra LifeSciences Holdings Corp.(b)(c)	39,333	2,546,418
Intellia Therapeutics, Inc.(b)(c)	3,415	322,957
Intersect ENT, Inc.(b)	7,854	215,200
Invacare Corp.(b)(c)	76,085	171,191
Invitae Corp.(b)(c)	6,619	74,398
Ionis Pharmaceuticals, Inc.(b)(c)	36,793	1,170,017
Iovance Biotherapeutics, Inc.(b)(c)	6,245	103,979
iRhythm Technologies, Inc.(b)	1,395	174,138
Ironwood Pharmaceuticals, Inc.(b)(c)	22,054	245,902
Karuna Therapeutics, Inc.(b)(c)	1,816	201,685
Kodiak Sciences, Inc.(b)(c)	1,849	108,536
Kura Oncology, Inc.(b)	6,325	89,119
Lannett Co., Inc.(b)(c)	134,266	205,427
Lantheus Holdings, Inc.(b)	36,070	916,539
LeMaitre Vascular, Inc.(c)	5,765	243,917
LHC Group, Inc.(b)	14,105	1,750,430
Ligand Pharmaceuticals, Inc.(b)(c)	7,772	968,624
LivaNova PLC(b)	30,849	2,317,068
MacroGenics, Inc.(b)(c)	15,579	192,401
Madrigal Pharmaceuticals, Inc.(b)	1,994	114,815
Masimo Corp.(b)	10,597	2,329,962
Medpace Holdings, Inc.(b)	8,480	1,504,861
Meridian Bioscience, Inc.(b)(c)	37,744	786,962
Merit Medical Systems, Inc.(b)	33,862	1,877,648
Mesa Laboratories, Inc.(c)	1,135	322,715
Mirati Therapeutics, Inc.(b)(c)	1,661	198,157
Moderna, Inc.(b)(c)	5,873	994,475
ModivCare, Inc.(b)	9,521	1,103,770
Myriad Genetics, Inc.(b)	74,869	1,968,306
NanoString Technologies, Inc.(b)(c)	2,351	81,627
Natera, Inc.(b)(c)	3,721	262,889
National HealthCare Corp.	11,904	778,522
National Research Corp.	9,207	383,011
Natus Medical, Inc.(b)	37,372	861,051
Nektar Therapeutics(b)(c)	77,767	864,769
Neogen Corp.(b)(c)	33,712	1,229,477
NeoGenomics, Inc.(b)(c)	12,666	285,492
Neurocrine Biosciences, Inc.(b)	7,784	615,092
Nevro Corp.(b)	2,545	167,207
NextCure, Inc.(b)	15,758	87,772
NextGen Healthcare, Inc.(b)	45,524	879,068
Novocure Ltd.(b)(c)	1,975	135,584
NuVasive, Inc.(b)	48,421	2,518,376
Omnicell, Inc.(b)	14,076	2,113,371
OPKO Health, Inc.(b)(c)	291,667	912,918
OraSure Technologies, Inc.(b)(c)	51,817	458,580
Orthofix Medical, Inc.(b)	18,222	553,949
Pacira BioSciences, Inc.(b)	8,418	528,398
PDL BioPharma, Inc.(b)(e)	527,611	1,538,250
Pennant Group, Inc. (The)(b)	6,136	101,980
Penumbra, Inc.(b)(c)	2,750	621,527
	Shares	Value
Health Care-(continued)
PetIQ, Inc.(b)(c)	14,012	$286,405
Phibro Animal Health Corp., Class A	29,135	562,305
Prestige Consumer Healthcare, Inc.(b)	73,873	4,170,131
Prothena Corp. PLC (Ireland)(b)(c)	9,846	335,552
PTC Therapeutics, Inc.(b)(c)	11,703	470,695
Quidel Corp.(b)(c)	6,426	664,191
R1 RCM, Inc.(b)(c)	11,621	276,347
RadNet, Inc.(b)	65,964	1,698,573
Reata Pharmaceuticals, Inc., Class A(b)(c)	1,700	47,804
REGENXBIO, Inc.(b)(c)	9,838	259,723
Repligen Corp.(b)	6,400	1,269,376
Revance Therapeutics, Inc.(b)(c)	8,075	107,640
Rhythm Pharmaceuticals, Inc.(b)(c)	8,139	60,310
Royalty Pharma PLC, Class A	20,258	810,523
Sage Therapeutics, Inc.(b)(c)	10,520	414,698
Sangamo Therapeutics, Inc.(b)(c)	31,043	187,189
Sarepta Therapeutics, Inc.(b)	11,051	790,920
Seagen, Inc.(b)	10,446	1,405,091
SeaSpine Holdings Corp.(b)(c)	11,178	133,912
SIGA Technologies, Inc.(b)	45,620	296,986
Spectrum Pharmaceuticals, Inc.(b)	63,523	44,549
STAAR Surgical Co.(b)	2,192	159,402
Supernus Pharmaceuticals, Inc.(b)(c)	41,014	1,265,282
Surgery Partners, Inc.(b)(c)	24,549	1,047,506
SurModics, Inc.(b)(c)	4,699	214,650
Tabula Rasa HealthCare, Inc.(b)(c)	5,882	63,467
Tactile Systems Technology, Inc.(b)	3,830	60,399
Tandem Diabetes Care, Inc.(b)	3,392	400,629
Taro Pharmaceutical Industries Ltd.(b)	10,886	509,683
Teladoc Health, Inc.(b)(c)	3,436	263,576
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	10,446	62,258
Tivity Health, Inc.(b)(c)	38,312	974,657
Travere Therapeutics, Inc.(b)	10,939	300,822
Triple-S Management Corp., Class B(b)	31,137	1,120,621
Turning Point Therapeutics, Inc.(b)(c)	2,717	101,154
Ultragenyx Pharmaceutical, Inc.(b)(c)	4,470	312,587
uniQure N.V. (Netherlands)(b)	8,854	159,815
US Physical Therapy, Inc.(c)	6,044	584,878
Utah Medical Products, Inc.	2,731	256,905
Vanda Pharmaceuticals, Inc.(b)	28,816	436,851
Varex Imaging Corp.(b)(c)	62,177	1,622,820
Veeva Systems, Inc., Class A(b)	9,566	2,262,742
Veracyte, Inc.(b)(c)	4,815	146,424
Viking Therapeutics, Inc.(b)	35,110	130,258
Vir Biotechnology, Inc.(b)	2,678	91,936
Vocera Communications, Inc.(b)(c)	6,309	498,474
XBiotech, Inc.	19,412	209,067
Xencor, Inc.(b)(c)	12,923	444,164
Zogenix, Inc.(b)(c)	11,058	287,619
Zymeworks, Inc. (Canada)(b)	6,465	57,539
		144,623,073
Industrials-18.18%
AAON, Inc.(c)	10,569	679,058
AAR Corp.(b)(c)	54,726	2,203,816
Acacia Research Corp.(b)	29,903	134,563
ACCO Brands Corp.	183,119	1,490,589
ADT, Inc.(c)	318,936	2,420,724
Advanced Drainage Systems, Inc.	14,342	1,621,937
Aerojet Rocketdyne Holdings, Inc.	56,924	2,196,697
AeroVironment, Inc.(b)	6,476	368,614
Air Transport Services Group, Inc.(b)	86,695	2,327,761
Alamo Group, Inc.	7,571	1,066,375

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Albany International Corp., Class A	24,110	$2,018,248
Allegiant Travel Co.(b)	3,987	712,317
Allied Motion Technologies, Inc.	9,139	327,633
Altra Industrial Motion Corp.	52,127	2,516,692
Ameresco, Inc., Class A(b)(c)	10,844	548,815
American Woodmark Corp.(b)	25,963	1,555,963
API Group Corp.(b)	140,158	3,125,523
Apogee Enterprises, Inc.	49,260	2,199,459
ARC Document Solutions, Inc.	75,643	248,865
ArcBest Corp.	50,862	4,498,235
Arcosa, Inc.	50,107	2,337,993
Argan, Inc.	19,838	736,982
Armstrong Flooring, Inc.(b)	83,073	161,162
Armstrong World Industries, Inc.(c)	27,015	2,675,025
Astec Industries, Inc.	21,989	1,391,684
Astronics Corp.(b)	57,863	696,092
Atkore, Inc.(b)	37,969	4,092,299
Atlas Corp. (Canada)(c)	151,282	2,187,538
Axon Enterprise, Inc.(b)	5,545	775,912
AZEK Co., Inc. (The)(b)	19,752	652,409
AZZ, Inc.	34,884	1,659,781
Babcock & Wilcox Enterprises, Inc.(b)	68,630	487,273
Barnes Group, Inc.	59,435	2,684,679
Barrett Business Services, Inc.	12,396	793,344
BGSF, Inc.(c)	25,903	352,540
Bloom Energy Corp., Class A(b)(c)	6,322	95,336
Blue Bird Corp.(b)(c)	26,311	408,084
BlueLinx Holdings, Inc.(b)(c)	36,285	2,599,457
Brady Corp., Class A	48,006	2,492,471
BrightView Holdings, Inc.(b)	84,662	1,123,465
BWX Technologies, Inc.	58,073	2,584,829
Caesarstone Ltd.	51,773	638,361
Casella Waste Systems, Inc., Class A(b)	18,429	1,400,235
CBIZ, Inc.(b)	55,207	2,132,646
CECO Environmental Corp.(b)	25,439	160,520
Chart Industries, Inc.(b)(c)	16,923	2,062,406
China Yuchai International Ltd. (China)	13,844	190,632
Cimpress PLC (Ireland)(b)(c)	21,041	1,414,376
CIRCOR International, Inc.(b)	28,764	798,776
Clarivate PLC(b)(c)	29,704	488,928
Columbus McKinnon Corp.	23,470	1,015,782
Comfort Systems USA, Inc.	37,969	3,408,857
Commercial Vehicle Group, Inc.(b)	91,853	710,942
Concrete Pumping Holdings, Inc.(b)	34,681	284,731
Construction Partners, Inc.(b)	21,056	552,509
Copa Holdings S.A., Class A (Panama)(c)	14,433	1,206,310
Cornerstone Building Brands, Inc.(b)	114,268	1,685,453
Corporacion America Airports S.A. (Argentina)(b)	87,925	480,070
Costamare, Inc. (Monaco)	115,830	1,522,006
Covenant Logistics Group, Inc., Class A(b)	30,700	666,804
CRA International, Inc.	8,472	720,628
CSW Industrials, Inc.	4,501	499,611
Custom Truck One Source, Inc.(b)(c)	23,531	193,425
Danaos Corp. (Greece)	31,670	2,897,805
Daseke, Inc.(b)(c)	137,710	1,539,598
Diana Shipping, Inc. (Greece)	150,151	533,036
Douglas Dynamics, Inc.	24,633	899,843
Ducommun, Inc., (Acquired 05/16/2017 - 01/31/2022; Cost $639,934)(b)(d)	15,197	664,869
Dun & Bradstreet Holdings, Inc.(b)	12,158	243,889
DXP Enterprises, Inc.(b)	24,012	685,543
	Shares	Value
Industrials-(continued)
Eagle Bulk Shipping, Inc.(c)	11,240	$503,777
Encore Wire Corp.	23,411	2,638,186
Enerpac Tool Group Corp.	35,087	626,303
Eneti, Inc.	27,449	187,751
Ennis, Inc.	53,374	1,010,370
EnPro Industries, Inc.	26,607	2,794,267
ESCO Technologies, Inc.	14,544	1,160,320
Evoqua Water Technologies Corp.(b)	60,991	2,470,135
Exponent, Inc.	12,238	1,162,365
Federal Signal Corp.	47,648	1,859,225
Forrester Research, Inc.(b)	8,607	473,557
Forward Air Corp.	22,049	2,343,809
Franklin Covey Co.(b)	10,430	488,228
Franklin Electric Co., Inc.	28,578	2,480,570
FreightCar America, Inc.(b)(c)	87,865	304,892
Genco Shipping & Trading Ltd.	37,910	589,880
Gibraltar Industries, Inc.(b)	20,490	1,122,852
Global Industrial Co.	18,061	631,413
Global Ship Lease, Inc., Class A (United Kingdom)	14,623	392,189
GMS, Inc.(b)	98,669	5,049,879
Golden Ocean Group Ltd. (Norway)(c)	208,196	1,884,174
Gorman-Rupp Co. (The)	16,476	660,852
GrafTech International Ltd.	52,543	550,651
Graham Corp.	12,258	151,264
Granite Construction, Inc.(c)	105,515	3,796,430
Great Lakes Dredge & Dock Corp.(b)	80,141	1,097,130
Griffon Corp.	73,887	1,654,330
H&E Equipment Services, Inc.	81,384	3,388,016
Harsco Corp.(b)	108,956	1,710,609
Hawaiian Holdings, Inc.(b)(c)	41,739	713,737
Healthcare Services Group, Inc.(c)	94,136	1,712,334
Heartland Express, Inc.	54,719	818,596
HEICO Corp.(c)	10,428	1,422,275
HEICO Corp., Class A	17,703	1,942,019
Heidrick & Struggles International, Inc.	26,773	1,171,854
Helios Technologies, Inc.	17,365	1,330,680
Herc Holdings, Inc.(c)	42,776	6,863,409
Heritage-Crystal Clean, Inc.(b)	17,847	510,603
Hill International, Inc.(b)	120,367	244,345
Hillenbrand, Inc.	74,097	3,444,029
HNI Corp.(c)	65,486	2,746,483
Huron Consulting Group, Inc.(b)	25,872	1,141,473
Hyster-Yale Materials Handling, Inc.	17,190	771,659
IAA, Inc.(b)	43,522	1,998,965
ICF International, Inc.	20,209	1,907,527
IES Holdings, Inc.(b)(c)	8,871	437,340
Infrastructure and Energy Alternatives, Inc.(b)(c)	19,338	174,429
INNOVATE Corp.(b)(c)	210,662	827,902
Insperity, Inc.	37,290	4,009,794
Insteel Industries, Inc.	24,969	944,577
Interface, Inc.	135,416	1,795,616
JELD-WEN Holding, Inc.(b)	126,062	2,975,063
John Bean Technologies Corp.	16,224	2,190,240
Kadant, Inc.	6,675	1,394,941
Kaman Corp.	39,082	1,562,108
Kelly Services, Inc., Class A	49,082	838,321
Kforce, Inc.	26,046	1,788,579
Kimball International, Inc., Class B	72,918	716,055
Korn Ferry	49,068	3,257,134
Kornit Digital Ltd. (Israel)(b)	3,674	385,990

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Kratos Defense & Security Solutions, Inc.(b)	39,722	$665,741
Lawson Products, Inc.(b)	4,069	197,998
LB Foster Co., Class A(b)(c)	15,355	232,168
Limbach Holdings, Inc.(b)(c)	21,375	180,619
Lindsay Corp.	5,538	699,172
LSI Industries, Inc.	38,930	289,639
Luxfer Holdings PLC (United Kingdom)	28,035	478,838
Lyft, Inc., Class A(b)	60,546	2,332,232
Manitowoc Co., Inc. (The)(b)	88,033	1,606,602
ManTech International Corp., Class A	27,908	2,016,074
Marten Transport Ltd.	70,072	1,169,502
Masonite International Corp.(b)	29,482	2,925,794
Matrix Service Co.(b)	90,210	654,925
Matson, Inc.	9,834	960,388
Matthews International Corp., Class A	46,763	1,642,317
Maxar Technologies, Inc.	65,867	1,713,201
McGrath RentCorp	23,892	1,820,809
Mercury Systems, Inc.(b)(c)	27,202	1,548,338
Mesa Air Group, Inc.(b)(c)	104,692	523,460
Miller Industries, Inc.	18,105	569,764
MillerKnoll, Inc.	116,611	4,503,517
Mistras Group, Inc.(b)	53,978	362,732
Moog, Inc., Class A	38,492	2,934,630
MRC Global, Inc.(b)	148,026	1,096,873
MSA Safety, Inc.	15,757	2,165,012
Mueller Industries, Inc.	78,680	4,064,609
Mueller Water Products, Inc., Class A	150,165	1,929,620
MYR Group, Inc.(b)	30,567	2,874,215
National Presto Industries, Inc.	6,074	499,586
NN, Inc.(b)	45,994	175,237
Northwest Pipe Co.(b)	12,007	340,639
NOW, Inc.(b)	316,368	2,812,511
NV5 Global, Inc.(b)	6,238	652,432
OceanPal, Inc. (Greece)(b)(c)	15,030	8,097
Orion Group Holdings, Inc.(b)	99,304	317,773
PAE, Inc.(b)	33,598	336,316
PAM Transportation Services, Inc.(b)	6,299	439,859
Park Aerospace Corp.	34,373	465,067
Park-Ohio Holdings Corp.	10,545	213,431
Parsons Corp.(b)	26,672	812,162
PGT Innovations, Inc.(b)	53,843	1,022,479
Powell Industries, Inc.	20,784	620,610
Preformed Line Products Co.	3,313	200,900
Primoris Services Corp.	81,425	2,094,251
Proto Labs, Inc.(b)	8,043	403,598
Quad/Graphics, Inc.(b)(c)	85,081	377,760
Quanex Building Products Corp.	44,838	977,020
Radiant Logistics, Inc.(b)	71,278	442,636
RBC Bearings, Inc.(b)(c)	11,974	2,160,948
Resources Connection, Inc.	78,596	1,369,928
REV Group, Inc.	70,724	949,823
Rollins, Inc.	66,599	2,054,579
RR Donnelley & Sons Co.(b)	260,677	2,872,661
Rush Enterprises, Inc., Class A	70,847	3,742,139
Rush Enterprises, Inc., Class B	11,433	580,110
Safe Bulkers, Inc. (Greece)(b)	88,572	309,116
Saia, Inc.(b)	14,099	4,008,064
Schneider National, Inc., Class B	95,780	2,451,968
Shyft Group, Inc. (The)(c)	19,634	823,450
Simpson Manufacturing Co., Inc.	26,500	2,988,935
SiteOne Landscape Supply, Inc.(b)	16,141	2,907,317
SkyWest, Inc.(b)(c)	26,361	1,005,672
	Shares	Value
Industrials-(continued)
SP Plus Corp.(b)	49,988	$1,408,662
Spirit Airlines, Inc.(b)	49,760	1,068,347
SPX Corp.(b)	27,728	1,446,847
SPX FLOW, Inc.	46,125	3,975,975
Standex International Corp.	12,992	1,290,755
Star Bulk Carriers Corp. (Greece)	54,226	1,205,986
Steelcase, Inc., Class A	247,135	3,049,646
Sterling Construction Co., Inc.(b)	49,153	1,248,978
Sunrun, Inc.(b)(c)	17,181	445,503
Team, Inc.(b)	61,566	43,890
Tennant Co.	18,547	1,431,272
Tetra Tech, Inc.	21,940	3,053,829
Textainer Group Holdings Ltd. (China)(c)	72,039	2,649,594
Thermon Group Holdings, Inc.(b)	40,982	702,841
Titan International, Inc.(b)	120,424	1,174,134
Titan Machinery, Inc.(b)	48,500	1,493,800
TPI Composites, Inc.(b)(c)	16,679	201,316
Transcat, Inc.(b)	5,367	509,382
Trex Co., Inc.(b)	16,335	1,494,162
TriNet Group, Inc.(b)	30,825	2,626,290
Triumph Group, Inc.(b)	144,290	2,628,964
TrueBlue, Inc.(b)	61,221	1,628,479
Tutor Perini Corp.(b)	104,082	1,238,576
UniFirst Corp.	10,844	2,061,336
Universal Logistics Holdings, Inc.	17,147	292,013
Upwork, Inc.(b)	6,597	179,438
US Ecology, Inc.(b)(c)	45,259	1,293,502
US Xpress Enterprises, Inc., Class A(b)(c)	77,399	349,069
USA Truck, Inc.(b)	13,003	245,367
Vectrus, Inc.(b)	24,495	1,127,015
Veritiv Corp.(b)	27,498	2,559,514
Vertiv Holdings Co.(b)	56,450	1,177,547
Viad Corp.(b)	38,197	1,438,881
Vicor Corp.(b)	2,218	209,224
VSE Corp.	8,548	440,906
Wabash National Corp.	140,288	2,752,451
Watts Water Technologies, Inc., Class A	18,526	2,838,368
Welbilt, Inc.(b)	157,581	3,742,549
Willdan Group, Inc.(b)(c)	8,620	271,185
WillScot Mobile Mini Holdings Corp.(b)	48,288	1,788,588
Yellow Corp.(b)	333,901	3,485,926
		334,036,301
Information Technology-12.76%
3D Systems Corp.(b)(c)	24,967	446,909
8x8, Inc.(b)(c)	13,048	200,287
A10 Networks, Inc.	23,529	348,229
ACI Worldwide, Inc.(b)	72,666	2,497,530
ADTRAN, Inc.	60,751	1,167,027
Advanced Energy Industries, Inc.	17,557	1,513,062
Alarm.com Holdings, Inc.(b)	6,653	496,114
Alpha & Omega Semiconductor Ltd.(b)	15,939	717,733
Altair Engineering, Inc., Class A(b)	7,039	442,894
Alteryx, Inc., Class A(b)(c)	4,592	262,065
Ambarella, Inc.(b)	6,080	852,112
American Software, Inc., Class A	20,750	477,043
Amkor Technology, Inc.	156,555	3,447,341
Anaplan, Inc.(b)	5,276	254,725
Applied Optoelectronics, Inc.(b)(c)	50,899	208,686
Arlo Technologies, Inc.(b)	67,347	585,245
Aspen Technology, Inc.(b)	12,009	1,803,271
Atlassian Corp. PLC, Class A(b)	2,608	845,879
Autodesk, Inc.(b)	6,555	1,637,373

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Avalara, Inc.(b)	3,968	$434,972
Aviat Networks, Inc.(b)	6,817	197,829
Avid Technology, Inc.(b)	18,802	589,631
Axcelis Technologies, Inc.(b)	22,514	1,409,602
AXT, Inc.(b)	19,823	148,474
Azenta, Inc.	23,312	1,966,134
Badger Meter, Inc.	9,602	971,434
Bel Fuse, Inc., Class B	15,581	193,516
Belden, Inc.	80,060	4,479,357
Benchmark Electronics, Inc.	58,093	1,402,365
Blackbaud, Inc.(b)	22,356	1,523,338
Blackline, Inc.(b)(c)	3,907	358,936
Block, Inc., Class A(b)	11,649	1,424,556
Bottomline Technologies (DE), Inc.(b)	17,565	990,490
Box, Inc., Class A(b)	21,279	556,020
Brightcove, Inc.(b)	8,639	81,466
CalAmp Corp.(b)	44,442	263,985
Calix, Inc.(b)	11,927	599,690
Casa Systems, Inc.(b)(c)	28,025	124,151
Cass Information Systems, Inc.	14,521	590,714
Ceragon Networks Ltd. (Israel)(b)	81,415	187,255
Cerence, Inc.(b)(c)	13,478	855,718
Ceridian HCM Holding, Inc.(b)	24,427	1,852,055
CEVA, Inc.(b)	5,301	199,689
ChannelAdvisor Corp.(b)	7,606	160,791
Cirrus Logic, Inc.(b)	42,489	3,800,216
Cloudflare, Inc., Class A(b)	3,957	381,455
CMC Materials, Inc.	12,233	2,212,705
Cognex Corp.	29,926	1,988,882
Cohu, Inc.(b)	17,261	569,268
CommVault Systems, Inc.(b)	13,166	888,178
Comtech Telecommunications Corp.	38,963	792,118
Conduent, Inc.(b)	568,891	2,690,854
Coupa Software, Inc.(b)(c)	1,788	240,075
Crowdstrike Holdings, Inc., Class A(b)	2,831	511,392
CSG Systems International, Inc.	39,004	2,214,257
CTS Corp.	27,831	933,730
CyberArk Software Ltd.(b)	6,749	925,625
Daktronics, Inc.(b)	70,419	345,053
Datadog, Inc., Class A(b)	4,861	710,241
Diebold Nixdorf, Inc.(b)(c)	196,831	1,838,402
Digi International, Inc.(b)	25,199	562,946
Diodes, Inc.(b)	28,700	2,663,073
DocuSign, Inc.(b)	3,985	501,193
Dolby Laboratories, Inc., Class A	30,051	2,639,980
Dropbox, Inc., Class A(b)	44,833	1,109,617
Dynatrace, Inc.(b)	17,976	986,163
Eastman Kodak Co.(b)(c)	31,927	125,473
Ebix, Inc.(c)	36,805	1,118,504
Elastic N.V.(b)	2,965	276,486
EMCORE Corp.(b)	35,151	204,227
Enphase Energy, Inc.(b)	3,067	430,822
Entegris, Inc.	30,492	3,654,161
Envestnet, Inc.(b)	21,657	1,601,319
ePlus, Inc.(b)	44,724	2,055,962
Everbridge, Inc.(b)	1,972	100,809
EVERTEC, Inc.	32,864	1,434,185
Evo Payments, Inc., Class A(b)	15,743	379,721
ExlService Holdings, Inc.(b)	21,842	2,632,398
Extreme Networks, Inc.(b)	77,134	978,830
Fabrinet (Thailand)(b)	26,441	2,992,064
Fair Isaac Corp.(b)	3,298	1,632,477
	Shares	Value
Information Technology-(continued)
FARO Technologies, Inc.(b)	7,146	$388,099
Fastly, Inc., Class A(b)(c)	3,432	98,361
Five9, Inc.(b)	2,241	281,694
FormFactor, Inc.(b)	27,160	1,160,818
Fortinet, Inc.(b)	17,033	5,062,889
Globant S.A.(b)	5,168	1,318,770
GTY Technology Holdings, Inc.(b)	44,912	226,806
Guidewire Software, Inc.(b)(c)	17,661	1,780,935
Hackett Group, Inc. (The)	33,179	635,046
Harmonic, Inc.(b)(c)	68,863	740,966
HubSpot, Inc.(b)	1,690	826,072
I3 Verticals, Inc., Class A(b)	6,741	155,987
Ichor Holdings Ltd.(b)	15,944	676,345
II-VI Incorporated(b)(c)	31,612	2,004,201
Infinera Corp.(b)(c)	94,115	792,448
Information Services Group, Inc.	72,703	469,661
InterDigital, Inc.	36,456	2,516,558
International Money Express, Inc.(b)	13,173	210,900
Itron, Inc.(b)	32,398	2,008,676
Ituran Location and Control Ltd. (Israel)	15,242	366,723
Kimball Electronics, Inc.(b)	25,494	504,526
Knowles Corp.(b)(c)	116,433	2,469,544
Kulicke & Soffa Industries, Inc. (Singapore)(c)	31,718	1,734,657
KVH Industries, Inc.(b)	19,080	171,720
Lattice Semiconductor Corp.(b)	16,404	905,829
Limelight Networks, Inc.(b)(c)	82,696	353,112
Littelfuse, Inc.	11,369	3,069,289
LivePerson, Inc.(b)(c)	4,829	144,242
LiveRamp Holdings, Inc.(b)	21,654	966,851
Lumentum Holdings, Inc.(b)	32,328	3,280,645
MACOM Technology Solutions Holdings, Inc.(b)	8,044	492,373
MagnaChip Semiconductor Corp. (South Korea)(b)	39,303	699,200
Mandiant, Inc.(b)	62,932	949,644
Manhattan Associates, Inc.(b)	10,918	1,461,593
Maxeon Solar Technologies Ltd.(b)(c)	9,343	103,053
MaxLinear, Inc.(b)	20,806	1,248,776
Methode Electronics, Inc.	47,859	2,107,232
MicroStrategy, Inc., Class A(b)(c)	1,112	409,227
Mimecast Ltd.(b)	10,636	847,796
Momentive Global, Inc.(b)	20,752	355,482
MoneyGram International, Inc.(b)	173,248	1,519,385
MongoDB, Inc.(b)	513	207,821
Monolithic Power Systems, Inc.	5,189	2,090,804
N-able, Inc.(b)(c)	21,058	235,007
NeoPhotonics Corp.(b)	37,736	579,625
Net 1 UEPS Technologies, Inc. (South Africa)(b)(c)	140,126	676,809
NETGEAR, Inc.(b)	34,836	963,912
NetScout Systems, Inc.(b)	110,240	3,478,072
New Relic, Inc.(b)	9,516	1,000,512
nLight, Inc.(b)	7,935	164,175
Novanta, Inc.(b)(c)	8,304	1,146,782
Nutanix, Inc., Class A(b)	24,382	666,604
NVE Corp.	3,845	237,890
Okta, Inc.(b)	2,085	412,601
OneSpan, Inc.(b)	18,408	295,633
Onto Innovation, Inc.(b)	25,061	2,294,084
OSI Systems, Inc.(b)	19,499	1,617,247
PagerDuty, Inc.(b)	7,329	242,004
Pagseguro Digital Ltd., Class A (Brazil)(b)(c)	35,066	793,193

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Palo Alto Networks, Inc.(b)	7,907	$4,091,082
PAR Technology Corp.(b)(c)	2,475	92,813
Paycom Software, Inc.(b)	3,624	1,215,127
Paylocity Holding Corp.(b)	2,548	519,741
PC Connection, Inc.	20,976	909,310
PDF Solutions, Inc.(b)	13,758	409,025
Pegasystems, Inc.	4,016	398,468
Perficient, Inc.(b)	17,704	1,855,733
PFSweb, Inc.(b)	33,929	396,630
Photronics, Inc.(b)	135,407	2,421,077
Ping Identity Holding Corp.(b)(c)	14,962	296,098
Plantronics, Inc.(b)(c)	22,674	604,262
Power Integrations, Inc.	15,613	1,260,125
Progress Software Corp.(c)	23,999	1,092,195
PROS Holdings, Inc.(b)(c)	5,820	161,272
PTC, Inc.(b)	17,298	2,011,066
Pure Storage, Inc., Class A(b)	56,996	1,509,824
Q2 Holdings, Inc.(b)	3,739	243,970
Qualys, Inc.(b)	7,755	993,726
Quantum Corp.(b)	33,103	166,839
Radware Ltd. (Israel)(b)	21,086	709,122
Rambus, Inc.(b)(c)	64,701	1,633,700
Rapid7, Inc.(b)(c)	3,109	299,490
Repay Holdings Corp.(b)(c)	10,679	191,047
Ribbon Communications, Inc.(b)	42,703	192,164
RingCentral, Inc., Class A(b)	2,633	464,698
Rogers Corp.(b)	11,618	3,171,133
SailPoint Technologies Holding, Inc.(b)(c)	10,776	416,923
ScanSource, Inc.(b)	28,165	878,185
Semtech Corp.(b)	21,448	1,524,953
Shift4 Payments, Inc., Class A(b)(c)	2,523	133,013
Silicom Ltd. (Israel)(b)	5,580	250,709
Silicon Laboratories, Inc.(b)	13,769	2,274,501
SMART Global Holdings, Inc.(b)(c)	17,235	988,600
Smartsheet, Inc., Class A(b)	6,029	375,124
SolarEdge Technologies, Inc.(b)	6,466	1,540,331
SolarWinds Corp.(c)	21,058	286,389
Splunk, Inc.(b)	19,540	2,421,397
SPS Commerce, Inc.(b)	6,193	767,003
StarTek, Inc.(b)	25,769	131,164
StoneCo Ltd., Class A (Brazil)(b)	19,776	308,110
Stratasys Ltd.(b)(c)	40,171	957,677
SunPower Corp.(b)(c)	13,153	220,707
Super Micro Computer, Inc.(b)	99,493	4,031,456
Switch, Inc., Class A	16,813	430,917
Synaptics, Inc.(b)	20,411	4,293,454
Synchronoss Technologies, Inc.(b)	64,800	132,192
Tenable Holdings, Inc.(b)	4,516	232,122
Teradata Corp.(b)(c)	62,247	2,511,044
Trade Desk, Inc. (The), Class A(b)(c)	13,586	944,770
TTEC Holdings, Inc.	8,598	688,614
Tucows, Inc., Class A(b)(c)	5,075	400,925
Turtle Beach Corp.(b)	6,128	124,521
Tyler Technologies, Inc.(b)	6,904	3,271,115
Ubiquiti, Inc.(c)	735	213,179
Ultra Clean Holdings, Inc.(b)	28,087	1,416,147
Unisys Corp.(b)	128,682	2,348,447
Universal Display Corp.(c)	5,805	891,126
Upland Software, Inc.(b)(c)	6,188	121,285
Varonis Systems, Inc.(b)(c)	3,820	142,333
Veeco Instruments, Inc.(b)(c)	32,687	898,566
Verint Systems, Inc.(b)(c)	59,023	3,029,651
	Shares	Value
Information Technology-(continued)
VeriSign, Inc.(b)	16,969	$3,685,327
Verra Mobility Corp.(b)(c)	67,728	1,072,812
Viavi Solutions, Inc.(b)	104,056	1,712,762
Vishay Precision Group, Inc.(b)	16,411	525,644
Vonage Holdings Corp.(b)	137,959	2,875,066
Wix.com Ltd. (Israel)(b)	1,462	192,063
Workday, Inc., Class A(b)	11,675	2,953,892
Workiva, Inc.(b)(c)	1,804	213,377
Xperi Holding Corp.	78,133	1,318,104
Yext, Inc.(b)(c)	15,231	123,371
Zendesk, Inc.(b)(c)	5,411	533,038
Zoom Video Communications, Inc., Class A(b)	1,683	259,653
Zscaler, Inc.(b)	1,095	281,535
Zuora, Inc., Class A(b)(c)	15,544	258,497
		234,418,988
Materials-5.51%
Advanced Emissions Solutions, Inc.(b)	29,771	185,771
AdvanSix, Inc.	39,156	1,648,076
Alpha Metallurgical Resources, Inc.(b)	36,238	2,291,329
American Vanguard Corp.	33,540	508,802
Balchem Corp.	13,574	1,994,564
Caledonia Mining Corp. PLC (South Africa)	14,841	168,594
Century Aluminum Co.(b)(c)	84,945	1,303,056
Chase Corp.	5,112	485,027
Clearwater Paper Corp.(b)	46,226	1,461,666
Cleveland-Cliffs, Inc.(b)(c)	194,358	3,331,296
Coeur Mining, Inc.(b)(c)	125,226	587,310
Eagle Materials, Inc.	22,766	3,320,421
Ecovyst, Inc.	70,210	718,248
Ferro Corp.(b)	97,614	2,127,985
Ferroglobe PLC(b)	181,754	923,310
Flotek Industries, Inc.(b)(c)	104,168	84,793
Forterra, Inc.(b)	33,290	781,316
FutureFuel Corp.	46,438	362,216
GCP Applied Technologies, Inc.(b)	56,646	1,807,007
Glatfelter Corp.(c)	60,732	1,054,308
Gold Resource Corp.	96,919	158,947
Greif, Inc., Class A	68,398	4,046,426
Hawkins, Inc.	23,198	865,749
Haynes International, Inc.	25,974	977,142
Hecla Mining Co.(c)	318,464	1,579,581
Ingevity Corp.(b)	35,752	2,356,414
Innospec, Inc.	23,944	2,225,834
Intrepid Potash, Inc.(b)	12,791	496,035
Kaiser Aluminum Corp.	19,551	1,872,008
Koppers Holdings, Inc.(b)	53,847	1,608,948
Kraton Corp.(b)	76,897	3,566,483
Kronos Worldwide, Inc.(c)	48,229	692,086
Livent Corp.(b)(c)	66,568	1,531,730
LSB Industries, Inc.(b)	88,360	858,859
Materion Corp.	23,120	1,915,492
McEwen Mining, Inc. (Canada)(b)(c)	360,733	307,489
Mercer International, Inc. (Germany)	78,145	949,462
Mesabi Trust(c)	7,666	214,495
Minerals Technologies, Inc.	45,183	3,161,455
Myers Industries, Inc.	43,284	782,142
Neenah, Inc.	30,620	1,411,582
NewMarket Corp.	7,338	2,480,758
Olympic Steel, Inc.	11,989	255,246
Orion Engineered Carbons S.A. (Germany)	121,784	2,082,506
Quaker Chemical Corp.(c)	5,307	1,110,065
Ranpak Holdings Corp.(b)(c)	13,799	370,641

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
Rayonier Advanced Materials, Inc.(b)	173,080	$1,078,288
Resolute Forest Products, Inc.	106,572	1,451,511
Royal Gold, Inc.	33,302	3,381,818
Ryerson Holding Corp.	55,567	1,139,123
Schnitzer Steel Industries, Inc., Class A	58,378	2,284,915
Schweitzer-Mauduit International, Inc., Class A	53,843	1,629,828
Sensient Technologies Corp.	41,255	3,495,949
Southern Copper Corp. (Peru)	40,173	2,566,653
Stepan Co.	22,982	2,531,697
SunCoke Energy, Inc.	239,323	1,639,363
TimkenSteel Corp.(b)	99,904	1,401,653
Tredegar Corp.	68,341	803,007
TriMas Corp.	46,786	1,626,281
Tronox Holdings PLC, Class A	104,701	2,376,713
UFP Technologies, Inc.(b)	7,405	525,459
United States Lime & Minerals, Inc.	1,376	174,050
Universal Stainless & Alloy Products, Inc.(b)(c)	17,980	157,325
Valvoline, Inc.	140,462	4,626,818
Venator Materials PLC(b)	150,022	363,053
Verso Corp., Class A	101,761	2,735,336
Worthington Industries, Inc.	42,421	2,298,370
		101,309,880
Real Estate-7.26%
Acadia Realty Trust	159,009	3,146,788
Agree Realty Corp.	30,216	1,975,522
Alexander & Baldwin, Inc.	109,552	2,514,218
Alexander’s, Inc.	3,036	799,288
Altisource Portfolio Solutions S.A.(b)	18,473	207,267
American Assets Trust, Inc.	72,475	2,606,926
American Finance Trust, Inc.	181,731	1,501,098
Americold Realty Trust(c)	89,009	2,532,306
Apartment Investment & Management Co., Class A(b)	209,821	1,475,042
Armada Hoffler Properties, Inc.	79,894	1,120,913
Ashford Hospitality Trust, Inc.(b)(c)	18,511	144,201
Bluerock Residential Growth REIT, Inc.	60,455	1,605,080
Braemar Hotels & Resorts, Inc.(b)(c)	99,053	529,934
Broadstone Net Lease, Inc.	30,267	699,470
BRT Apartments Corp.	11,688	259,357
CareTrust REIT, Inc.	74,879	1,588,184
CatchMark Timber Trust, Inc., Class A	63,787	523,053
Cedar Realty Trust, Inc.	28,473	677,942
Centerspace	19,791	1,887,666
Chatham Lodging Trust(b)	99,365	1,318,574
City Office REIT, Inc.	95,167	1,696,828
Community Healthcare Trust, Inc.	11,259	510,483
CorEnergy Infrastructure Trust, Inc.	118,306	434,183
CorePoint Lodging, Inc.(b)	39,309	617,544
CTO Realty Growth, Inc.(c)	7,449	436,437
Cushman & Wakefield PLC(b)	210,038	4,408,698
Diversified Healthcare Trust	439,766	1,341,286
Douglas Elliman, Inc.(b)	99,537	772,407
Easterly Government Properties, Inc.(c)	85,927	1,801,889
EastGroup Properties, Inc.	21,849	4,367,834
Empire State Realty Trust, Inc., Class A(c)	281,062	2,507,073
Essential Properties Realty Trust, Inc.	69,648	1,849,154
Farmland Partners, Inc.	34,011	387,385
Forestar Group, Inc.(b)	21,913	437,164
Four Corners Property Trust, Inc.	52,718	1,427,076
Franklin Street Properties Corp.	137,763	764,585
FRP Holdings, Inc.(b)	6,509	367,628
	Shares	Value
Real Estate-(continued)
Getty Realty Corp.	40,708	$1,207,806
Gladstone Commercial Corp.	41,585	964,356
Gladstone Land Corp.(c)	14,993	456,987
Global Medical REIT, Inc.	35,076	593,135
Global Net Lease, Inc.	154,275	2,212,303
Hersha Hospitality Trust(b)	111,914	1,009,464
Independence Realty Trust, Inc.	120,997	2,781,721
Industrial Logistics Properties Trust	96,249	2,206,990
Innovative Industrial Properties, Inc.(c)	2,201	436,216
iStar, Inc.(c)	81,352	1,746,627
Kennedy-Wilson Holdings, Inc.(c)	164,508	3,694,850
Kite Realty Group Trust	140,030	2,923,826
LTC Properties, Inc.	44,263	1,596,566
Marcus & Millichap, Inc.(b)	24,092	1,127,747
Monmouth Real Estate Investment Corp.	75,786	1,590,748
National Health Investors, Inc.	44,903	2,596,740
National Storage Affiliates Trust	31,598	1,945,173
Newmark Group, Inc., Class A(c)	143,601	2,198,531
NexPoint Residential Trust, Inc.	21,087	1,672,199
Office Properties Income Trust	72,995	1,859,913
One Liberty Properties, Inc.(c)	24,391	743,926
Pennsylvania REIT(b)	768,286	637,677
Plymouth Industrial REIT, Inc.	14,449	415,409
PotlatchDeltic Corp.	59,857	3,219,708
Preferred Apartment Communities, Inc., Class A	153,757	2,564,667
PS Business Parks, Inc.	16,197	2,704,251
RE/MAX Holdings, Inc., Class A	16,089	478,809
Redfin Corp.(b)(c)	6,826	201,845
Retail Opportunity Investments Corp.	174,966	3,242,120
Retail Value, Inc.	39,194	123,461
Rexford Industrial Realty, Inc.	59,493	4,353,103
RMR Group, Inc. (The), Class A	15,699	502,525
RPT Realty	163,344	2,061,401
Safehold, Inc.(c)	4,700	290,930
Saul Centers, Inc.	19,670	971,305
Seritage Growth Properties, Class A, (Acquired 03/17/2017 - 01/31/2022; Cost $1,979,247)(b)(c)(d)	73,120	757,523
St. Joe Co. (The)	7,351	356,597
Summit Hotel Properties, Inc.(b)(c)	262,231	2,470,216
Tanger Factory Outlet Centers, Inc.	231,962	3,945,674
Tejon Ranch Co.(b)	22,550	392,596
Terreno Realty Corp.	36,503	2,729,329
UMH Properties, Inc.	39,845	940,342
Universal Health Realty Income Trust	10,130	590,579
Urban Edge Properties	192,144	3,504,707
Urstadt Biddle Properties, Inc.	4,766	84,215
Urstadt Biddle Properties, Inc., Class A	58,151	1,144,993
Veris Residential, Inc.(b)	207,808	3,428,832
Washington REIT(c)	147,307	3,626,698
Whitestone REIT	92,915	948,662
		133,494,481
Utilities-1.56%
American States Water Co.	25,129	2,317,648
Artesian Resources Corp., Class A	8,574	413,267
Atlantica Sustainable Infrastructure PLC (Spain)(c)	86,941	2,836,885
California Water Service Group	40,004	2,483,848
Chesapeake Utilities Corp.	15,304	2,084,558
Clearway Energy, Inc., Class A	34,740	1,071,729
Clearway Energy, Inc., Class C	83,346	2,807,093

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Consolidated Water Co. Ltd. (Cayman Islands)	21,269	$216,093
MGE Energy, Inc.	33,143	2,566,263
Middlesex Water Co.	10,126	1,025,156
Northwest Natural Holding Co.	56,185	2,659,798
Ormat Technologies, Inc.(c)	20,000	1,363,200
Otter Tail Corp.	48,063	3,047,194
SJW Group	24,539	1,689,756
Sunnova Energy International, Inc.(b)(c)	10,950	215,277
Unitil Corp.	26,648	1,250,857
Via Renewables, Inc.(c)	29,614	338,784
York Water Co. (The)	8,453	383,935
		28,771,341
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $1,593,512,413)		1,835,844,002
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.31%
Invesco Private Government Fund, 0.02%(f)(g)(h)	95,465,885	$95,465,885
Invesco Private Prime Fund, 0.11%(f)(g)(h)	222,583,446	222,627,955
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $318,113,512)		318,093,840
TOTAL INVESTMENTS IN SECURITIES-117.21% (Cost $1,911,625,925)		2,153,937,842
OTHER ASSETS LESS LIABILITIES-(17.21)%		(316,308,060)
NET ASSETS-100.00%		$1,837,629,782

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Restricted security. The aggregate value of these securities at January 31, 2022 was $2,370,988, which represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$36,135,898	$(36,135,898)	$-	$-	$-	$174
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	89,270,144	243,133,119	(236,937,378)	-	-	95,465,885	11,493*
Invesco Private Prime Fund	141,140,047	520,888,727	(439,356,010)	(19,674)	(25,135)	222,627,955	156,884*
Total	$230,410,191	$800,157,744	$(712,429,286)	$(19,674)	$(25,135)	$318,093,840	$168,551

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Market ETF
Investments in Securities
Common Stocks & Other Equity Interests	$117,577,418	$-	$-	$117,577,418
Money Market Funds	119,141	8,183,494	-	8,302,635
Total Investments	$117,696,559	$8,183,494	$-	$125,880,053
Invesco FTSE RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,808,607,574	$-	$-	$5,808,607,574
Money Market Funds	510,685	217,836,626	-	218,347,311
Total Investments	$5,809,118,259	$217,836,626	$-	$6,026,954,885
Invesco FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,833,941,936	$336,316	$1,565,750	$1,835,844,002
Money Market Funds	-	318,093,840	-	318,093,840
Total Investments	$1,833,941,936	$318,430,156	$1,565,750	$2,153,937,842